UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	12.09%	11.05%	6.24%
Class T (incl. 3.50% sales charge)	14.51%	11.35%	6.26%
Class B (incl. contingent deferred sales charge) A	12.95%	11.21%	6.27%
Class C (incl. contingent deferred sales charge) B	17.01%	11.54%	6.06%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged-sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 18.93%, 18.66%, 17.95% and 18.01%, respectively (excluding sales charges), outperforming the 17.14% advance of the Fidelity Balanced 60/40 Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably boosted the fund's result versus the Composite index. Security selection in the investment-grade sleeve also helped, while a small non-index stake in high-yield bonds modestly detracted. Looking at fixed income, we had favorable overweightings in corporate bonds and taxable municipal bonds, and underweightings in mortgage-backed securities and U.S. Treasuries. Yield-curve positioning modestly helped. In terms of individual stocks, choices in health care added the most value by far, including a non-index stake in genetic analysis toolmaker Illumina. We liked Illumina's innovation and accelerating end markets, but we sold the fund's stake to help manage risk and lock in profits. In information technology, we had some hits and misses. NXP Semiconductors helped, as the Netherlands-based chipmaker reported consecutive quarters of strong financial results, and the non-index stock moved sharply higher. Conversely, it hurt the most to avoid chipmaker and outperforming index name Intel, a slower-growth legacy tech stock.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.92%
Actual		$ 1,000.00	$ 1,054.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class B	1.74%
Actual		$ 1,000.00	$ 1,050.40	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.43	$ 8.84
Class C	1.67%
Actual		$ 1,000.00	$ 1,050.60	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,055.80	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class Z	.52%
Actual		$ 1,000.00	$ 1,056.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
Chevron Corp.	1.5	0.6
Google, Inc. Class C	1.3	0.0
Procter & Gamble Co.	1.3	1.3
JPMorgan Chase & Co.	1.2	1.6
	7.9
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.7
Fannie Mae	3.4	2.8
Freddie Mac	1.2	1.6
Ginnie Mae	1.1	1.0
Verizon Communications, Inc.	0.4	0.3
	13.6
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.8
Information Technology	13.1	13.1
Health Care	10.4	10.5
Consumer Discretionary	10.1	9.3
Energy	8.7	8.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Stocks and Equity Futures 72.1%		Stocks and Equity Futures 71.1%
	Bonds 25.8%		Bonds 25.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	9.2%	** Foreign investments	10.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 70.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	170,081	$ 5,703
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	20,459	530
Extended Stay America, Inc. unit	371,142	8,855
Hilton Worldwide Holdings, Inc.	161,800	4,097
Marriott International, Inc. Class A	55,277	3,836
McDonald's Corp.	82,075	7,692
Panera Bread Co. Class A (a)	48,191	7,226
Starbucks Corp.	118,500	9,220
Yum! Brands, Inc.	122,392	8,865
		50,321
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	32,700	2,098
Liberty Interactive Corp. Series A (a)	238,197	7,032
Qunar Cayman Islands Ltd. sponsored ADR	62,376	1,873
		11,003
Media - 3.2%
CBS Outdoor Americas, Inc.	25,100	863
Comcast Corp. Class A	56,146	3,073
DIRECTV (a)	78,949	6,825
DreamWorks Animation SKG, Inc. Class A (a)	31,300	683
Legend Pictures LLC (a)(k)(l)	415	748
Liberty Media Corp.:
Class A (a)	34,200	1,684
Class C (a)	78,200	3,790
Manchester United PLC (a)	112,000	1,911
The Madison Square Garden Co. Class A (a)	109,286	7,307
Time Warner Cable, Inc.	10,400	1,538
Twenty-First Century Fox, Inc. Class A	414,843	14,694
Viacom, Inc. Class B (non-vtg.)	118,618	9,626
		52,742
Multiline Retail - 0.5%
Dollar General Corp. (a)	135,035	8,641
Specialty Retail - 0.5%
TJX Companies, Inc.	139,380	8,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)(d)	52,886	$ 2,112
NIKE, Inc. Class B	134,300	10,549
		12,661
TOTAL CONSUMER DISCRETIONARY		149,379
CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	12,829	1,431
Coca-Cola Icecek Sanayi A/S	18,269	431
Diageo PLC sponsored ADR	15,869	1,902
Embotelladora Andina SA sponsored ADR	19,638	383
Monster Beverage Corp. (a)	29,700	2,626
Pernod Ricard SA	19,096	2,252
Remy Cointreau SA (d)	17,004	1,351
The Coca-Cola Co.	337,899	14,097
		24,473
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	123,427	9,806
Kroger Co.	135,818	6,924
Sysco Corp.	60,273	2,280
Wal-Mart Stores, Inc.	60,449	4,564
Whole Foods Market, Inc.	63,500	2,485
		26,059
Food Products - 0.7%
Bunge Ltd.	27,438	2,323
ConAgra Foods, Inc.	32,415	1,044
Keurig Green Mountain, Inc.	19,140	2,552
Mead Johnson Nutrition Co. Class A	48,189	4,607
Nestle SA	20,791	1,613
The Hershey Co.	4,400	402
		12,541
Household Products - 1.3%
Procter & Gamble Co.	250,828	20,846
Personal Products - 0.1%
L'Oreal SA	6,700	1,109
Nu Skin Enterprises, Inc. Class A	10,239	458
		1,567
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	239,603	$ 10,322
British American Tobacco PLC sponsored ADR	114,899	13,606
Philip Morris International, Inc.	24,655	2,110
Souza Cruz SA	57,650	540
		26,578
TOTAL CONSUMER STAPLES		112,064
ENERGY - 7.3%
Energy Equipment & Services - 1.1%
C&J Energy Services, Inc. (a)	49,110	1,409
Dril-Quip, Inc. (a)	16,939	1,719
FMC Technologies, Inc. (a)	47,316	2,926
Halliburton Co.	127,007	8,587
Independence Contract Drilling	72,637	835
Ocean Rig UDW, Inc. (United States)	42,944	796
Oceaneering International, Inc.	37,929	2,638
		18,910
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	85,173	9,598
BG Group PLC	109,300	2,179
Cabot Oil & Gas Corp.	111,415	3,737
Carrizo Oil & Gas, Inc. (a)	19,604	1,230
Chevron Corp.	191,376	24,774
Cimarex Energy Co.	25,400	3,687
EOG Resources, Inc.	54,510	5,990
Exxon Mobil Corp.	149,791	14,898
Gulfport Energy Corp. (a)	20,369	1,192
Kinder Morgan Holding Co. LLC (d)	118,800	4,783
Kinder Morgan Management LLC	27,300	2,668
Memorial Resource Development Corp.	56,300	1,659
Noble Energy, Inc.	83,945	6,056
Peabody Energy Corp.	35,312	561
Phillips 66 Co.	75,374	6,559
Phillips 66 Partners LP	17,819	1,319
PrairieSky Royalty Ltd.	6,800	247
Suncor Energy, Inc.	40,155	1,648
Valero Energy Partners LP	48,796	2,601
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	56,923	$ 5,274
YPF SA Class D sponsored ADR	40,400	1,335
		101,995
TOTAL ENERGY		120,905
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	1,092,591	17,580
Citigroup, Inc.	195,230	10,084
Huntington Bancshares, Inc.	467,293	4,600
JPMorgan Chase & Co.	345,132	20,518
Societe Generale Series A	35,400	1,793
SunTrust Banks, Inc.	77,954	2,968
Synovus Financial Corp.	44,143	1,066
U.S. Bancorp	290,033	12,263
		70,872
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,189	4,928
BlackRock, Inc. Class A	25,290	8,359
Carlyle Group LP	17,200	572
E*TRADE Financial Corp. (a)	100,921	2,247
Invesco Ltd.	50,109	2,046
Northern Trust Corp.	31,405	2,178
Oaktree Capital Group LLC Class A	16,791	843
State Street Corp.	26,600	1,916
The Blackstone Group LP	43,855	1,470
		24,559
Consumer Finance - 1.5%
Capital One Financial Corp.	216,034	17,728
Discover Financial Services	40,332	2,516
Navient Corp.	107,307	1,925
SLM Corp.	261,307	2,315
Springleaf Holdings, Inc.	14,800	493
		24,977
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,059
Class B (a)	72,300	9,923
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	11,676	$ 2,207
KBC Ancora (a)	20,348	667
		14,856
Insurance - 1.7%
AFLAC, Inc.	13,900	851
Direct Line Insurance Group PLC	443,812	2,202
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,200	3,318
Marsh & McLennan Companies, Inc.	117,753	6,253
MetLife, Inc.	172,267	9,430
Principal Financial Group, Inc.	18,500	1,004
The Travelers Companies, Inc.	45,946	4,352
Unum Group	37,300	1,353
WMI Holdings Corp. (a)	4,454	12
		28,775
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B	233,610	5,733
American Tower Corp.	13,860	1,367
Boston Properties, Inc.	32,100	3,898
Digital Realty Trust, Inc. (d)	37,200	2,427
Piedmont Office Realty Trust, Inc. Class A	66,490	1,296
Senior Housing Properties Trust (SBI)	33,183	774
Sun Communities, Inc.	33,342	1,788
		17,283
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	132,348	4,206
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0
TOTAL FINANCIALS		185,528
HEALTH CARE - 10.0%
Biotechnology - 3.1%
Actelion Ltd.	14,968	1,837
Alexion Pharmaceuticals, Inc. (a)	41,364	7,003
Amgen, Inc.	81,805	11,402
Biogen Idec, Inc. (a)	26,375	9,048
Celgene Corp. (a)	19,500	1,853
Gilead Sciences, Inc. (a)	147,185	15,834
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Puma Biotechnology, Inc. (a)	2,200	$ 573
Vertex Pharmaceuticals, Inc. (a)	35,800	3,350
		50,900
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	472,049	5,986
Covidien PLC	81,958	7,116
Edwards Lifesciences Corp. (a)	18,914	1,877
Medtronic, Inc.	41,800	2,669
Quidel Corp. (a)	23,000	543
The Cooper Companies, Inc.	23,028	3,754
		21,945
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	43,264	1,512
Cigna Corp.	63,882	6,043
HCA Holdings, Inc. (a)	81,107	5,663
Henry Schein, Inc. (a)	19,944	2,387
McKesson Corp.	48,982	9,553
		25,158
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	44,000	1,319
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	100,500	5,745
Thermo Fisher Scientific, Inc.	57,090	6,863
		12,608
Pharmaceuticals - 3.2%
AbbVie, Inc.	163,011	9,011
Actavis PLC (a)	41,419	9,401
Allergan, Inc.	24,600	4,027
Bristol-Myers Squibb Co.	153,094	7,754
Merck & Co., Inc.	90,844	5,461
Pfizer, Inc.	125,867	3,699
Roche Holding AG (participation certificate)	11,595	3,386
Salix Pharmaceuticals Ltd. (a)	15,485	2,464
Shire PLC	48,238	3,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	70,400	3,697
		52,830
TOTAL HEALTH CARE		164,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	101,814	$ 9,696
Meggitt PLC	462,400	3,620
TransDigm Group, Inc.	34,968	6,574
United Technologies Corp.	23,859	2,576
		22,466
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	6,090
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	92,397	2,787
Electrical Equipment - 1.3%
Acuity Brands, Inc.	43,686	5,412
AMETEK, Inc.	201,286	10,656
Hubbell, Inc. Class B	48,950	5,918
		21,986
Industrial Conglomerates - 1.5%
Danaher Corp.	169,492	12,985
Roper Industries, Inc.	74,213	11,174
		24,159
Machinery - 0.2%
Deere & Co.	43,000	3,616
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	135,228	8,680
WageWorks, Inc. (a)	7,222	298
		8,978
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	130,503	9,860
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	30,391	7,482
TOTAL INDUSTRIALS		107,424
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	132,509	3,311
Juniper Networks, Inc.	54,499	1,264
QUALCOMM, Inc.	127,979	9,739
		14,314
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	90,230	5,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.8%
58.com, Inc. ADR	20,090	$ 837
Benefitfocus, Inc.	15,800	522
ChannelAdvisor Corp. (a)	50,755	822
Cvent, Inc.	110,122	2,766
Demandware, Inc. (a)	26,550	1,411
eBay, Inc. (a)	73,700	4,090
Endurance International Group Holdings, Inc. (d)	75,029	1,010
Facebook, Inc. Class A (a)	84,013	6,286
Five9, Inc.	82,100	482
Google, Inc.:
Class A (a)	22,277	12,973
Class C (a)	36,977	21,136
Millennial Media, Inc.	9,695	18
NAVER Corp.	1,849	1,400
Opower, Inc. (d)	73,781	1,154
Wix.com Ltd. (a)	23,533	387
Yahoo!, Inc. (a)	141,902	5,465
Zoopla Property Group PLC (d)	282,500	1,178
		61,937
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	4,770	218
Fidelity National Information Services, Inc.	91,664	5,202
Lionbridge Technologies, Inc. (a)	47,939	222
Quindell PLC (d)	193,099	545
Sapient Corp. (a)	27,619	401
Total System Services, Inc.	69,300	2,180
Visa, Inc. Class A	19,344	4,111
		12,879
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	145,000	4,727
NVIDIA Corp.	122,300	2,379
NXP Semiconductors NV (a)	186,871	12,804
RF Micro Devices, Inc. (a)	57,800	721
		20,631
Software - 2.8%
Activision Blizzard, Inc.	29,900	704
Adobe Systems, Inc. (a)	69,754	5,015
Autodesk, Inc. (a)	49,100	2,634
CommVault Systems, Inc. (a)	30,476	1,680
Concur Technologies, Inc. (a)	3,567	358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Covisint Corp. (d)	22,100	$ 106
Fleetmatics Group PLC (a)	15,200	499
Imperva, Inc. (a)	52,700	1,534
Intuit, Inc.	22,700	1,888
Microsoft Corp.	352,336	16,007
Oracle Corp.	159,196	6,611
Qlik Technologies, Inc. (a)	19,000	536
salesforce.com, Inc. (a)	124,399	7,351
Xero Ltd. (l)	27,035	513
		45,436
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	414,652	42,500
Electronics for Imaging, Inc. (a)	34,954	1,539
Hewlett-Packard Co.	264,700	10,059
		54,098
TOTAL INFORMATION TECHNOLOGY		214,951
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	107,117	11,824
Cabot Corp.	15,528	851
Eastman Chemical Co.	36,174	2,983
Ecolab, Inc.	42,100	4,834
FMC Corp.	44,195	2,923
LyondellBasell Industries NV Class A	44,543	5,093
Methanex Corp.	17,400	1,163
Monsanto Co.	46,878	5,421
Potash Corp. of Saskatchewan, Inc.	60,589	2,128
Sigma Aldrich Corp.	26,552	2,761
W.R. Grace & Co. (a)	19,181	1,899
		41,880
Construction Materials - 0.2%
Eagle Materials, Inc.	5,500	561
Vulcan Materials Co.	31,125	1,973
		2,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	131,790	$ 1,686
Rock-Tenn Co. Class A	41,048	2,018
		3,704
Metals & Mining - 0.2%
Carpenter Technology Corp.	2,346	128
Freeport-McMoRan Copper & Gold, Inc.	21,300	775
Nucor Corp.	29,300	1,592
		2,495
TOTAL MATERIALS		50,613
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	27,300	1,119
inContact, Inc. (a)	76,417	700
Level 3 Communications, Inc. (a)	42,552	1,913
Verizon Communications, Inc.	368,398	18,354
		22,086
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	90,750	2,730
Telephone & Data Systems, Inc.	12,600	332
		3,062
TOTAL TELECOMMUNICATION SERVICES		25,148
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,800	2,298
Edison International	34,467	2,038
Exelon Corp.	88,000	2,941
NextEra Energy, Inc.	60,300	5,937
PPL Corp.	84,300	2,919
		16,133
Gas Utilities - 0.2%
National Fuel Gas Co.	36,636	2,800
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	6,400	257
NextEra Energy Partners LP	7,400	260
		517
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	79,130	$ 2,436
Multi-Utilities - 0.9%
Dominion Resources, Inc.	76,349	5,361
NiSource, Inc.	68,497	2,717
PG&E Corp.	39,275	1,826
Sempra Energy	45,009	4,770
		14,674
TOTAL UTILITIES		36,560
TOTAL COMMON STOCKS (Cost $898,787)		1,167,332
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (l)	16,802	206
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	71,950	525
TOTAL PREFERRED STOCKS (Cost $647)		731
Corporate Bonds - 7.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	88
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (e)	$ 231	$ 233
2.875% 3/10/21 (e)	900	916
		1,149
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	266
		302
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	693
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	312
COX Communications, Inc. 3.25% 12/15/22 (e)	136	134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	511
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	291
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	409
News America Holdings, Inc. 7.75% 12/1/45	621	927
News America, Inc.:
6.15% 3/1/37	235	285
6.15% 2/15/41	186	229
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	676
5.85% 5/1/17	104	116
6.75% 7/1/18	439	516
8.25% 4/1/19	700	881
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	616
		7,628
TOTAL CONSUMER DISCRETIONARY		9,079
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (e)	182	181
2.75% 4/1/23 (e)	191	186
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	285	299
		666
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	285
4% 12/5/23	282	297
		582
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	256
4% 1/31/24	212	221
4.25% 8/9/42	262	248
4.75% 5/5/21	300	334
5.375% 1/31/44	364	405
9.7% 11/10/18	325	422
Reynolds American, Inc.:
3.25% 11/1/22	187	183
4.75% 11/1/42	289	282
6.15% 9/15/43	143	167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	522
		3,066
TOTAL CONSUMER STAPLES		4,553
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	389
5.35% 3/15/20 (e)	1,027	1,135
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	385
5% 10/1/21	146	159
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	257
		2,353
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	767
Canadian Natural Resources Ltd. 3.8% 4/15/24	619	643
DCP Midstream Operating LP:
2.5% 12/1/17	168	172
2.7% 4/1/19	36	36
3.875% 3/15/23	104	106
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	446
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	114
3.9% 5/15/24 (e)	121	122
Enbridge Energy Partners LP 4.2% 9/15/21	438	469
EnLink Midstream Partners LP 2.7% 4/1/19	572	580
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	243
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	357	357
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 314
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	172
Petrobras Global Finance BV:
3% 1/15/19	64	63
3.25% 3/17/17	740	757
4.375% 5/20/23	596	588
4.875% 3/17/20	740	769
5.625% 5/20/43	569	552
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	1,302	1,373
5.75% 1/20/20	611	659
7.875% 3/15/19	399	465
Petroleos Mexicanos:
3.125% 1/23/19 (e)	58	60
3.5% 7/18/18	463	484
3.5% 1/30/23	285	282
4.875% 1/24/22	237	258
4.875% 1/18/24	131	143
4.875% 1/18/24 (e)	279	304
5.5% 1/21/21	369	415
5.5% 6/27/44	648	703
6% 3/5/20	85	98
6.375% 1/23/45 (e)	366	443
6.5% 6/2/41	661	806
Phillips 66 Co. 4.3% 4/1/22	338	366
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	228
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	456
The Williams Companies, Inc.:
3.7% 1/15/23	116	111
4.55% 6/24/24	1,055	1,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 441	$ 501
Williams Partners LP 4.3% 3/4/24	278	291
		17,778
TOTAL ENERGY		20,131
FINANCIALS - 4.0%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	600	615
6.5% 6/10/19 (e)	129	145
Bank of America Corp.:
2.6% 1/15/19	448	452
3.3% 1/11/23	947	939
3.875% 3/22/17	1,060	1,125
4.1% 7/24/23	352	368
4.2% 8/26/24	474	481
5.65% 5/1/18	205	231
5.75% 12/1/17	615	690
5.875% 1/5/21	170	198
6.5% 8/1/16	300	330
Bank of America NA 5.3% 3/15/17	420	458
Barclays Bank PLC 2.5% 2/20/19	200	203
Capital One NA 2.95% 7/23/21	541	542
Citigroup, Inc.:
1.3% 11/15/16	568	570
2.5% 7/29/19	798	801
3.953% 6/15/16	397	417
4.05% 7/30/22	151	156
4.75% 5/19/15	544	560
5.3% 5/6/44	751	806
5.5% 9/13/25	142	159
6.125% 5/15/18	212	243
Credit Suisse AG 6% 2/15/18	664	750
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp 8.25% 3/1/38	94	141
HBOS PLC 6.75% 5/21/18 (e)	180	206
HSBC Holdings PLC 4.25% 3/14/24	200	208
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc. 1.625% 1/16/18	$ 314	$ 315
Huntington Bancshares, Inc. 7% 12/15/20	97	117
JPMorgan Chase & Co.:
1.625% 5/15/18	720	716
2% 8/15/17	300	305
3.15% 7/5/16	430	447
3.25% 9/23/22	503	506
4.25% 10/15/20	182	197
4.35% 8/15/21	601	652
4.5% 1/24/22	134	147
4.625% 5/10/21	179	198
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	282
KeyBank NA 5.45% 3/3/16	294	314
Marshall & Ilsley Bank 5% 1/17/17	259	277
Regions Bank:
6.45% 6/26/37	652	777
7.5% 5/15/18	1,282	1,513
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	76
7.75% 11/10/14	229	232
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	757	772
6% 12/19/23	490	533
6.1% 6/10/23	470	513
6.125% 12/15/22	694	759
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,210
3.676% 6/15/16	160	168
4.48% 1/16/24	30	32
		24,406
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	152
BlackRock, Inc. 3.5% 3/18/24	900	922
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	896
2.9% 7/19/18	526	541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 96	$ 108
5.625% 1/15/17	500	547
5.95% 1/18/18	32	36
6% 6/15/20	600	698
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
2.375% 7/23/19	796	794
3.75% 2/25/23	438	450
4.875% 11/1/22	365	394
5% 11/24/25	93	100
5.45% 1/9/17	480	526
5.75% 1/25/21	268	311
6.625% 4/1/18	600	695
		9,534
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	473
5.2% 4/27/22	42	47
6.45% 6/12/17	1,019	1,148
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	240
1.7% 5/9/16	561	567
2.875% 10/1/18	400	412
General Electric Capital Corp.:
1% 12/11/15	289	291
2.95% 5/9/16	185	192
3.5% 6/29/15	192	197
4.625% 1/7/21	378	423
4.65% 10/17/21	154	173
6% 8/7/19	1,000	1,178
Hyundai Capital America:
1.45% 2/6/17 (e)	476	476
1.625% 10/2/15 (e)	122	123
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (e)	$ 92	$ 93
2.125% 10/2/17 (e)	134	136
2.875% 8/9/18 (e)	163	168
Synchrony Financial:
1.875% 8/15/17	95	96
3% 8/15/19	140	142
3.75% 8/15/21	211	215
4.25% 8/15/24	213	218
		7,008
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
3.814% 2/10/24	359	377
4.5% 10/1/20	173	191
4.742% 3/11/21	300	336
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	384
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	219
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	159
		1,767
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
2.3% 7/16/19	188	189
4.875% 6/1/22	107	120
5.6% 10/18/16	318	348
Aon Corp.:
3.125% 5/27/16	376	390
3.5% 9/30/15	151	156
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	466
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	465
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 233	$ 260
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	107	123
MetLife, Inc.:
3.048% 12/15/22	313	314
4.368% 9/15/23	305	332
4.75% 2/8/21	137	154
6.75% 6/1/16	290	320
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	224
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	320
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	470
6% 2/10/20 (e)	409	470
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
4.75% 9/17/15	500	521
6.2% 11/15/40	134	170
7.375% 6/15/19	120	148
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	41
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	309
5.75% 8/15/42	458	548
7.125% 9/30/16	19	21
		8,145
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	450
Camden Property Trust:
2.95% 12/15/22	135	132
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 322
DDR Corp.:
4.75% 4/15/18	313	339
7.5% 4/1/17	203	232
9.625% 3/15/16	106	120
Developers Diversified Realty Corp. 4.625% 7/15/22	247	265
Duke Realty LP:
3.625% 4/15/23	180	179
3.875% 10/15/22	310	318
4.375% 6/15/22	207	219
5.95% 2/15/17	57	63
6.5% 1/15/18	285	324
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	402
5.375% 10/15/15	47	49
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	209
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	133
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	123	127
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	72
Simon Property Group LP 4.125% 12/1/21	229	249
Weingarten Realty Investors 3.375% 10/15/22	68	68
		5,662
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	132	132
3.85% 4/15/16	390	408
4.25% 7/15/22	163	170
6.125% 4/15/20	126	146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 364
4.95% 4/15/18	281	304
5.7% 5/1/17	1,000	1,094
6% 4/1/16	86	92
7.5% 5/15/15	44	46
Digital Realty Trust LP:
4.5% 7/15/15	172	176
5.25% 3/15/21	201	220
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	599
4.75% 7/15/20	265	296
5.375% 8/1/16	117	127
5.75% 6/15/17	567	635
Essex Portfolio LP 5.5% 3/15/17	113	124
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	186
4.4% 2/15/24	418	442
4.75% 10/1/20	394	427
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	387
4.5% 4/18/22	108	110
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	101
Reckson Operating Partnership LP 6% 3/31/16	114	122
Regency Centers LP 5.25% 8/1/15	124	129
Tanger Properties LP:
3.875% 12/1/23	160	164
6.125% 6/1/20	478	557
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 229
4% 4/30/19	114	122
		9,360
TOTAL FINANCIALS		65,882
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	401	401
		779
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	178	175
Express Scripts Holding Co. 4.75% 11/15/21	458	509
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	278
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	58
2.875% 3/15/23	463	459
WellPoint, Inc. 3.3% 1/15/23	172	172
		1,690
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	105
		273
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	360
2.9% 11/6/22	368	362
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18 (e)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	138
		1,358
TOTAL HEALTH CARE		4,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	362
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	11
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		33
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	387	391
4.75% 3/1/20	338	360
		751
TOTAL INDUSTRIALS		1,146
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	75
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		87
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 367
4.25% 11/15/20	186	203
		570
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	377
4.25% 7/17/42 (e)	200	189
5.625% 10/18/43 (e)	454	524
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	362
Vale Overseas Ltd.:
4.375% 1/11/22	200	209
6.25% 1/23/17	503	560
		2,221
TOTAL MATERIALS		2,807
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.3% 1/15/38	398	497
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	76
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	260
7.995% 6/1/36	175	197
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
4.5% 9/15/20	1,100	1,209
5.012% 8/21/54 (e)	1,422	1,485
6.25% 4/1/37	187	231
6.4% 9/15/33	346	437
6.55% 9/15/43	1,418	1,828
		7,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 283
3.125% 7/16/22	255	253
		536
TOTAL TELECOMMUNICATION SERVICES		7,624
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	138
Dayton Power & Light Co. 1.875% 9/15/16	119	121
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	321
6.4% 9/15/20 (e)	569	673
Edison International 3.75% 9/15/17	226	240
FirstEnergy Corp.:
2.75% 3/15/18	481	486
4.25% 3/15/23	648	653
7.375% 11/15/31	411	499
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	258
3.75% 11/15/20	49	52
Monongahela Power Co. 4.1% 4/15/24 (e)	131	140
Nevada Power Co. 6.5% 5/15/18	165	192
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	424
NV Energy, Inc. 6.25% 11/15/20	115	137
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
PPL Capital Funding, Inc. 3.4% 6/1/23	207	209
		5,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 131
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	365
		496
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5341% 9/30/66 (h)	635	587
7.5% 6/30/66 (h)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	520
2% 11/15/18	403	403
National Grid PLC 6.3% 8/1/16	183	201
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	390
5.45% 9/15/20	468	533
5.8% 2/1/42	199	231
5.95% 6/15/41	396	472
6.4% 3/15/18	58	67
6.8% 1/15/19	677	803
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	537
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	385
2.875% 10/1/22	154	153
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21	22
		6,433
TOTAL UTILITIES		12,681
TOTAL NONCONVERTIBLE BONDS		128,090
TOTAL CORPORATE BONDS (Cost $119,601)		128,178
U.S. Treasury Obligations - 7.6%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 10/30/14 to 11/13/14 (g)	$ 960	$ 960
U.S. Treasury Bonds:
3.125% 8/15/44	3,540	3,573
3.375% 5/15/44	4,010	4,246
3.625% 8/15/43	4,194	4,646
3.625% 2/15/44	3,843	4,258
U.S. Treasury Notes:
0.5% 7/31/17	2,063	2,037
0.75% 2/28/18	16,980	16,713
0.875% 4/30/17	9	9
0.875% 5/15/17	5,000	5,005
0.875% 1/31/18	9,947	9,848
0.875% 7/31/19	5,971	5,756
1% 5/31/18	5,583	5,521
1.25% 10/31/18	22,092	21,919
1.375% 7/31/18	7,186	7,190
1.375% 9/30/18	5,036	5,028
1.625% 6/30/19	11,874	11,884
2% 5/31/21	5,930	5,923
2.25% 3/31/21	6,205	6,305
2.375% 8/15/24	3,180	3,189
2.5% 5/15/24	444	450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,325)		124,460
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.6%
2.053% 6/1/36 (h)	8	9
2.458% 7/1/37 (h)	17	19
2.542% 6/1/42 (h)	48	49
2.949% 11/1/40 (h)	23	24
2.982% 9/1/41 (h)	26	27
3% 1/1/43 to 8/1/43	1,376	1,371
3.083% 10/1/41 (h)	16	17
3.23% 7/1/41 (h)	44	46
3.326% 10/1/41 (h)	21	22
3.5% 8/1/42 to 8/1/43	5,848	6,012
3.5% 9/1/44 (f)	400	412
3.5% 9/1/44 (f)	200	206
3.553% 7/1/41 (h)	44	47
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/40 to 12/1/43	$ 660	$ 702
4% 9/1/44 (f)	100	106
4% 10/1/44 (f)	100	106
4.5% 12/1/23 to 12/1/43	604	653
4.5% 10/1/44 (f)	300	323
6% 11/1/35 to 8/1/37	380	431
TOTAL FANNIE MAE		10,582
Freddie Mac - 0.2%
3.068% 10/1/35 (h)	20	21
3.237% 4/1/41 (h)	32	33
3.237% 9/1/41 (h)	26	28
3.28% 6/1/41 (h)	35	37
3.469% 5/1/41 (h)	36	38
3.5% 6/1/42 to 10/1/43	2,630	2,699
3.637% 6/1/41 (h)	42	45
3.677% 5/1/41 (h)	37	39
4% 11/1/43	100	106
4.5% 3/1/44	188	203
5% 11/1/40	262	289
TOTAL FREDDIE MAC		3,538
Ginnie Mae - 0.1%
3% 6/20/42	101	102
3% 9/1/44 (f)	100	101
3% 9/1/44 (f)	100	101
4% 9/20/40 to 1/20/41	279	298
5.5% 6/15/35	123	138
TOTAL GINNIE MAE		740
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,715)		14,860
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (h)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (h)	$ 3	$ 2
Series 2004-R2 Class M3, 0.98% 4/25/34 (h)	4	3
Series 2005-R2 Class M1, 0.605% 4/25/35 (h)	24	24
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (h)	2	2
Series 2004-W11 Class M2, 1.205% 11/25/34 (h)	25	24
Series 2004-W7 Class M1, 0.98% 5/25/34 (h)	27	26
Series 2006-W4 Class A2C, 0.315% 5/25/36 (h)	54	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.98% 4/25/34 (h)	85	78
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	363
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (h)	82	55
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	32	32
Series 2013-2A Class A, 1.75% 11/15/17 (e)	201	202
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (h)	4	3
Series 2004-4 Class M2, 0.95% 6/25/34 (h)	10	9
Series 2004-7 Class AF5, 5.868% 1/25/35	128	131
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (h)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (h)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (h)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (h)	43	36
Class M4, 1.175% 1/25/35 (h)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(h)	69	59
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(h)	2	2
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(h)	26	25
Class B, 0.435% 11/15/34 (e)(h)	10	9
Class C, 0.535% 11/15/34 (e)(h)	16	14
Class D, 0.905% 11/15/34 (e)(h)	6	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.445% 8/25/33 (h)	$ 23	$ 22
Series 2003-5 Class A2, 0.855% 12/25/33 (h)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (h)	56	35
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (h)	37	37
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (h)	11	11
Series 2006-A Class 2C, 1.3839% 3/27/42 (h)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (h)	21	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (h)	3	3
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (h)	26	24
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (h)	45	43
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (h)	3	2
Series 2005-NC1 Class M1, 0.815% 1/25/35 (h)	18	17
Series 2005-NC2 Class B1, 1.91% 3/25/35 (h)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (h)	65	60
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (h)	24	22
Class M4, 2.33% 9/25/34 (h)	31	19
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (h)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (h)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (h)	42	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (h)	41	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (h)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (h)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(h)	60	27
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(h)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $2,371)		2,798
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (h)	$ 60	$ 60
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (h)	26	26
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (e)(h)	274	271
Class C2, 1.3555% 12/20/54 (e)(h)	271	266
Series 2006-2:
Class A4, 0.2355% 12/20/54 (h)	78	76
Class C1, 1.0955% 12/20/54 (h)	242	235
Series 2006-3:
Class A3, 0.2355% 12/20/54 (h)	37	36
Class A7, 0.3555% 12/20/54 (h)	43	42
Class C2, 1.1555% 12/20/54 (h)	50	49
Series 2006-4:
Class A4, 0.2555% 12/20/54 (h)	125	124
Class B1, 0.3355% 12/20/54 (h)	169	164
Class C1, 0.9155% 12/20/54 (h)	103	99
Class M1, 0.4955% 12/20/54 (h)	44	43
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (h)	84	80
Class 1M1, 0.4555% 12/20/54 (h)	54	52
Class 2A1, 0.2955% 12/20/54 (h)	98	98
Class 2C1, 1.0155% 12/20/54 (h)	38	37
Class 2M1, 0.6555% 12/20/54 (h)	70	68
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (h)	97	94
Class 3A1, 0.335% 12/17/54 (h)	20	20
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (h)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (h)	52	44
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (h)	23	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (h)	35	32
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (h)	60	58
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.507% 6/10/35 (e)(h)	12	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (h)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (h)	8	8
TOTAL PRIVATE SPONSOR		2,133
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	5	5
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,014)		2,138
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (h)(j)	24	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (h)	21	21
Series 2006-3 Class A4, 5.889% 7/10/44	313	334
Series 2006-5 Class A2, 5.317% 9/10/47	119	119
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	852	918
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	233	237
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-3:
Class A3, 5.5647% 6/10/49 (h)	90	90
Class A4, 5.5647% 6/10/49 (h)	156	170
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	294
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(h)	2	2
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(h)	42	37
Class B1, 1.555% 1/25/36 (e)(h)	2	0*
Class M1, 0.605% 1/25/36 (e)(h)	13	8
Class M2, 0.625% 1/25/36 (e)(h)	4	2
Class M3, 0.655% 1/25/36 (e)(h)	6	3
Class M4, 0.765% 1/25/36 (e)(h)	3	2
Class M5, 0.805% 1/25/36 (e)(h)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.855% 1/25/36 (e)(h)	$ 3	$ 1
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(h)	3	0*
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(h)	24	17
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(h)	25	21
Class A2, 0.475% 7/25/37 (e)(h)	23	17
Class M1, 0.525% 7/25/37 (e)(h)	8	2
Class M2, 0.565% 7/25/37 (e)(h)	4	1
Class M3, 0.645% 7/25/37 (e)(h)	4	0*
Class M4, 0.805% 7/25/37 (e)(h)	0*	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(h)	26	19
Class M1, 0.465% 7/25/37 (e)(h)	5	3
Class M2, 0.495% 7/25/37 (e)(h)	5	3
Class M3, 0.525% 7/25/37 (e)(h)	8	3
Class M4, 0.655% 7/25/37 (e)(h)	12	3
Class M5, 0.755% 7/25/37 (e)(h)	6	1
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(h)	9	2
Class M2, 1.202% 9/25/37 (e)(h)	8	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(h)(j)	231	10
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(h)	7	8
Class J, 0.855% 3/15/22 (e)(h)	25	24
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (h)	44	48
Series 2006-T22 Class A4, 5.5723% 4/12/38 (h)	9	9
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(h)(j)	3,806	18
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(h)(j)	2,337	5
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(h)	21	20
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(h)(j)	158	1
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	49	49
Class A4, 5.322% 12/11/49	2,380	2,566
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 84	$ 81
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(h)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (h)	279	298
Series 2004-LB4A Class A5, 4.84% 10/15/37	149	149
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(h)	268	263
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (h)(j)	3	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(h)(j)	0*	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(h)	2	2
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	115	14
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,287
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(h)(j)	7	0*
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (h)	445	473
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(h)(j)	1,060	0*
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	80	86
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	102
Class DFX, 4.4065% 11/5/30 (e)	765	783
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(h)	6	6
Class F, 0.485% 11/15/18 (e)(h)	14	14
Class G, 0.515% 11/15/18 (e)(h)	13	12
Class H, 0.655% 11/15/18 (e)(h)	10	9
Series 2014-BXH:
Class C, 1.806% 4/15/27 (e)(h)	130	130
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class D, 2.406% 4/15/27 (e)(h)	$ 277	$ 277
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	490	525
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	256
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	834	896
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	33
Series 2007-CB18 Class A4, 5.44% 6/12/47	69	74
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (h)	1,130	1,236
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (h)	7	7
Class A4, 5.805% 6/15/49 (h)	790	859
Series 2007-LDPX Class A3, 5.42% 1/15/49	525	568
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (h)	700	746
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	6	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (h)	58	64
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	544	589
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	89	94
Series 2007-C7:
Class A3, 5.866% 9/15/45	442	492
Class XCP, 0.2789% 9/15/45 (h)(j)	4,227	3
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(h)	65	62
Series 2007-C1 Class A4, 5.8385% 6/12/50 (h)	354	391
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (h)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	40	43
Class ASB, 5.133% 12/12/49 (h)	25	26
Series 2007-5 Class A4, 5.378% 8/12/48	61	66
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	550	597
Series 2007-7 Class A4, 5.7432% 6/12/50 (h)	263	287
Series 2006-4 Class XP, 0.6181% 12/12/49 (h)(j)	743	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (h)	$ 75	$ 23
Series 2007-7 Class B, 5.7432% 6/12/50 (h)	7	0*
Series 2007-8 Class A3, 5.8831% 8/12/49 (h)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(h)	16	15
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(h)	43	43
Class D, 0.345% 10/15/20 (e)(h)	30	30
Class E, 0.405% 10/15/20 (e)(h)	38	37
Class F, 0.455% 10/15/20 (e)(h)	23	22
Class G, 0.495% 10/15/20 (e)(h)	28	27
Class H, 0.585% 10/15/20 (e)(h)	18	16
Class J, 0.735% 10/15/20 (e)(h)	10	8
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8	8
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (h)	19	20
Series 2006-T23 Class A3, 5.8054% 8/12/41 (h)	33	33
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (h)	232	235
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	113	123
Class B, 5.722% 4/15/49 (h)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	668	853
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(h)	40	39
Class J, 0.755% 9/15/21 (e)(h)	18	17
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(h)	168	162
Class LXR1, 0.855% 6/15/20 (e)(h)	9	9
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	328	352
Series 2006-C29 Class A1A, 5.297% 11/15/48	287	311
Series 2007-C30 Class A5, 5.342% 12/15/43	540	584
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,149
Series 2007-C32 Class A3, 5.7453% 6/15/49 (h)	147	160
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (h)	1,100	1,193
Class A5, 5.9414% 2/15/51 (h)	50	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 75	$ 76
Series 2005-C22:
Class B, 5.3703% 12/15/44 (h)	166	166
Class F, 5.3703% 12/15/44 (e)(h)	125	34
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	408	438
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	701	756
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	174	174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,161)		24,580
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	103
7.3% 10/1/39	535	774
7.5% 4/1/34	465	680
7.6% 11/1/40	895	1,373
7.625% 3/1/40	150	228
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	87
Series 2010 C1, 7.781% 1/1/35	395	481
Series 2012 B, 5.432% 1/1/42	105	99
6.314% 1/1/44	515	546
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	37
5.1% 6/1/33	1,785	1,772
Series 2010, 4.421% 1/1/15	260	263
Series 2010-1, 6.63% 2/1/35	320	356
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	534
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.365% 3/1/17	15	16
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 315	$ 349
5.877% 3/1/19	765	856
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	117
TOTAL MUNICIPAL SECURITIES (Cost $8,634)		9,189
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	375
5.75% 9/26/23 (e)	332	361
Brazilian Federative Republic:
4.25% 1/7/25	355	369
5.625% 1/7/41	400	450
United Mexican States:
4% 10/2/23	804	852
4.75% 3/8/44	352	369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,776
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	598	600
Fifth Third Bank 4.75% 2/1/15	250	254
TOTAL BANK NOTES (Cost $848)		854
Fixed-Income Funds - 7.0%
	Shares
Fidelity High Income Central Fund 2 (i)	311,931	36,948
Fidelity Mortgage Backed Securities Central Fund (i)	727,750	78,954
TOTAL FIXED-INCOME FUNDS (Cost $107,277)		115,902
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	48,907,045	$ 48,907
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,849,809	10,850
TOTAL MONEY MARKET FUNDS (Cost $59,757)		59,757
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,362,754)		1,653,555
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,419)
NET ASSETS - 100%		$ 1,647,136
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44	$ (100)	$ (100)
4% 9/1/44	(100)	(106)
4.5% 9/1/44	(300)	(324)
TOTAL FANNIE MAE		(530)
Freddie Mac
3.5% 9/1/44	(600)	(616)
Ginnie Mae
3% 9/1/44	(100)	(101)
3% 9/1/44	(100)	(101)
TOTAL GINNIE MAE		(202)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,342)		$ (1,348)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
197 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 19,714	$ 717

The face value of futures purchased as a percentage of net assets is 1.2%
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 16	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,555,000 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,467,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity High Income Central Fund 2	2,121
Fidelity Mortgage Backed Securities Central Fund	2,066
Fidelity Securities Lending Cash Central Fund	58
Total	$ 4,293
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 4,124	$ -	$ 36,948	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	5,572	14,235	78,954	0.7%
Total	$ 116,740	$ 9,696	$ 14,235	$ 115,902
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,379	$ 148,631	$ -	$ 748
Consumer Staples	112,589	109,545	3,044	-
Energy	120,905	118,726	2,179	-
Financials	185,528	185,528	-	-
Health Care	164,760	157,444	7,316	-
Industrials	107,424	107,424	-	-
Information Technology	215,157	214,420	531	206
Materials	50,613	50,613	-	-
Telecommunication Services	25,148	25,148	-	-
Utilities	36,560	36,560	-	-
Corporate Bonds	128,178	-	128,178	-
U.S. Government and Government Agency Obligations	124,460	-	124,460	-
U.S. Government Agency - Mortgage Securities	14,860	-	14,860	-
Asset-Backed Securities	2,798	-	2,771	27
Collateralized Mortgage Obligations	2,138	-	2,127	11
Commercial Mortgage Securities	24,580	-	24,557	23
Municipal Securities	9,189	-	9,189	-
Foreign Government and Government Agency Obligations	2,776	-	2,776	-
Bank Notes	854	-	854	-
Fixed-Income Funds	115,902	115,902	-	-
Money Market Funds	59,757	59,757	-	-
Total Investments in Securities:	$ 1,653,555	$ 1,329,698	$ 322,842	$ 1,015
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 717	$ 717	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 702	$ 717	$ (15)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,348)	$ -	$ (1,348)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (15)
Equity Risk
Futures Contracts (a)	717	-
Total Value of Derivatives	$ 717	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.3%
BBB	6.5%
BB	1.0%
B	1.4%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.1%
Equities	70.9%
Short-Term Investments and Net Other Assets	3.0%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,593) - See accompanying schedule: Unaffiliated issuers (cost $1,195,720)	$ 1,477,896
Fidelity Central Funds (cost $167,034)	175,659
Total Investments (cost $1,362,754)		$ 1,653,555
Cash		23
Foreign currency held at value (cost $13)		13
Receivable for investments sold, regular delivery		8,507
Receivable for TBA sale commitments		1,342
Receivable for fund shares sold		2,021
Dividends receivable		1,847
Interest receivable		2,222
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin for derivative instruments		46
Other receivables		46
Total assets		1,669,637

Liabilities
Payable for investments purchased Regular delivery	$ 6,137
Delayed delivery	1,349
TBA sale commitments, at value	1,348
Payable for fund shares redeemed	1,216
Bi-lateral OTC swaps, at value	15
Accrued management fee	537
Distribution and service plan fees payable	605
Other affiliated payables	309
Other payables and accrued expenses	135
Collateral on securities loaned, at value	10,850
Total liabilities		22,501

Net Assets		$ 1,647,136
Net Assets consist of:
Paid in capital		$ 1,287,569
Undistributed net investment income		2,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,492
Net Assets		$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($366,147 ÷ 18,215.2 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($960,060 ÷ 47,347.4 shares)	$ 20.28

Maximum offering price per share (100/96.50 of $20.28)	$ 21.02
Class B: Net Asset Value and offering price per share ($10,747 ÷ 534.4 shares)A	$ 20.11

Class C: Net Asset Value and offering price per share ($160,065 ÷ 8,007.1 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,599 ÷ 6,052.9 shares)	$ 20.42

Class Z: Net Asset Value, offering price and redemption price per share ($26,518 ÷ 1,298.7 shares)	$ 20.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 18,070
Interest (including $1 from security lending)		9,586
Income from Fidelity Central Funds		4,293
Total income		31,949

Expenses
Management fee	$ 5,995
Transfer agent fees	2,871
Distribution and service plan fees	6,794
Accounting and security lending fees	598
Custodian fees and expenses	105
Independent trustees' compensation	7
Registration fees	142
Audit	110
Legal	8
Miscellaneous	12
Total expenses before reductions	16,642
Expense reductions	(50)	16,592
Net investment income (loss)		15,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,065
Fidelity Central Funds	(94)
Foreign currency transactions	(3)
Futures contracts	3,039
Swaps	(45)
Total net realized gain (loss)		98,962
Change in net unrealized appreciation (depreciation) on: Investment securities	135,593
Assets and liabilities in foreign currencies	(3)
Futures contracts	570
Swaps	43
Delayed delivery commitments	(26)
Total change in net unrealized appreciation (depreciation)		136,177
Net gain (loss)		235,139
Net increase (decrease) in net assets resulting from operations		$ 250,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,357	$ 13,390
Net realized gain (loss)	98,962	72,815
Change in net unrealized appreciation (depreciation)	136,177	36,132
Net increase (decrease) in net assets resulting from operations	250,496	122,337
Distributions to shareholders from net investment income	(15,035)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(71,910)	(12,715)
Share transactions - net increase (decrease)	162,208	50,238
Total increase (decrease) in net assets	340,794	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $2,503 and undistributed net investment income of $2,958, respectively)	$ 1,647,136	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) C	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	3.03	1.52	1.48	1.55	.70
Total from investment operations	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.00)	(.21)	(.24)	(.24)	(.26) G
Net asset value, end of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total Return A,B	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets D,F
Expenses before reductions	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	3.05	1.54	1.49	1.56	.72
Total from investment operations	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.95) H	(.17)	(.21)	(.21)	(.23) G
Net asset value, end of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total Return A,B	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets D,F
Expenses before reductions	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rate E	79%	124%	124%	146% I	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) C	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	3.03	1.52	1.47	1.54	.71
Total from investment operations	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.83)	(.06)	(.10)	(.11)	(.15) G
Net asset value, end of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total Return A,B	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) C	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	3.01	1.52	1.46	1.55	.71
Total from investment operations	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.87)	(.09)	(.12)	(.13)	(.16) G
Net asset value, end of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total Return A,B	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	3.06	1.55	1.49	1.57	.72
Total from investment operations	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.04) G	(.26)	(.29)	(.28)	(.30) F
Net asset value, end of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnA	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rate D	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended August 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.32	.01
Net realized and unrealized gain (loss)	3.06	(.46)
Total from investment operations	3.38	(.45)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(.77)	-
Total distributions	(1.07) I	-
Net asset value, end of period	$ 20.42	$ 18.11
Total Return B,C	19.40%	(2.42)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.52%A
Net investment income (loss)	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,518	$ 98
Portfolio turnover rate F	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 294,550
Gross unrealized depreciation	(12,000)
Net unrealized appreciation (depreciation) on securities	$ 282,550

Tax Cost	$ 1,371,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 26,045
Undistributed long-term capital gain	$ 51,033
Net unrealized appreciation (depreciation) on securities and other investments	$ 282,524

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 20,678	$ 12,715
Long-term Capital Gains	51,232	-
Total	$ 71,910	$ 12,715

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (45)	$ 43
Equity Risk
Futures Contracts	3,039	570
Totals (a)	$ 2,994	$ 613

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $871,487 and $794,299, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 804	$ 25
Class T	.25%	.25%	4,532	19
Class B	.75%	.25%	118	89
Class C	.75%	.25%	1,340	275
			$ 6,794	$ 408

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 160
Class T	44
Class B*	8
Class C*	23
$ 235

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 659.20
Class T	1,666.18
Class B	34.29
Class C	286.21
Institutional Class	223.19
Class Z	3.05
	$ 2,871

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $921. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $58 (including $5 from securities loaned to FCM).

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,866	$ 3,147
Class T	8,717	7,824
Class B	39	52
Class C	701	447
Institutional Class	1,632	1,245
Class Z	80	-
Total	$ 15,035	$ 12,715

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10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,619	3,876	$ 106,689	$ 66,780
Reinvestment of distributions	819	176	14,945	2,976
Shares redeemed	(3,372)	(4,158)	(64,162)	(70,968)
Net increase (decrease)	3,066	(106)	$ 57,472	$ (1,212)
Class T
Shares sold	10,824	11,028	$ 206,801	$ 191,060
Reinvestment of distributions	2,330	442	42,769	7,519
Shares redeemed	(11,440)	(10,672)	(218,867)	(185,185)
Net increase (decrease)	1,714	798	$ 30,703	$ 13,394
Class B
Shares sold	48	91	$ 932	$ 1,597
Reinvestment of distributions	28	3	499	47
Shares redeemed	(249)	(330)	(4,713)	(5,668)
Net increase (decrease)	(173)	(236)	$ (3,282)	$ (4,024)
Class C
Shares sold	3,067	1,878	$ 57,908	$ 32,570
Reinvestment of distributions	280	24	5,062	408
Shares redeemed	(1,247)	(897)	(23,564)	(15,312)
Net increase (decrease)	2,100	1,005	$ 39,406	$ 17,666
Institutional Class
Shares sold	4,018	3,287	$ 77,571	$ 57,536
Reinvestment of distributions	308	70	5,707	1,210
Shares redeemed	(3,655)	(1,941)	(70,640)	(34,432)
Net increase (decrease)	671	1,416	$ 12,638	$ 24,314

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class Z
Shares sold	1,348	5	$ 26,331	$ 100
Reinvestment of distributions	4	-	84	-
Shares redeemed	(58)	-	(1,144)	-
Net increase (decrease)	1,294	5	$ 25,271	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/13/2014	10/10/2014	$0.040	$0.915
Class T	10/13/2014	10/10/2014	$0.028	$0.915
Class B	10/13/2014	10/10/2014	$0.000	$0.915
Class C	10/13/2014	10/10/2014	$0.003	$0.915

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $61,390,488, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,752,970 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 71%, 40%, 100% and 100%; Class T designates 88%, 44%, 100% and 100%; Class B designates 100%, 60%, 100% and 100%; and Class C designates 100%, 55%, 100% and 100%; of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 74%, 46%, 100% and 100%; Class T designates 91%, 51%, 100% and 100%; Class B designates 100%, 69%, 100% and 100%; and Class C designates 100%, 63%, 100% and 100%; of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in April 2013 and June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-UANN-1014
1.786673.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	19.21%	12.69%	7.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged-sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Institutional Class shares gained 19.21%, outperforming the 17.14% advance of the Fidelity Balanced 60/40 Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably boosted the fund's result versus the Composite index. Security selection in the investment-grade sleeve also helped, while a small non-index stake in high-yield bonds modestly detracted. Looking at fixed income, we had favorable overweightings in corporate bonds and taxable municipal bonds, and underweightings in mortgage-backed securities and U.S. Treasuries. Yield-curve positioning modestly helped. In terms of individual stocks, choices in health care added the most value by far, including a non-index stake in genetic analysis toolmaker Illumina. We liked Illumina's innovation and accelerating end markets, but we sold the fund's stake to help manage risk and lock in profits. In information technology, we had some hits and misses. NXP Semiconductors helped, as the Netherlands-based chipmaker reported consecutive quarters of strong financial results, and the non-index stock moved sharply higher. Conversely, it hurt the most to avoid chipmaker and outperforming index name Intel, a slower-growth legacy tech stock.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.92%
Actual		$ 1,000.00	$ 1,054.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class B	1.74%
Actual		$ 1,000.00	$ 1,050.40	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.43	$ 8.84
Class C	1.67%
Actual		$ 1,000.00	$ 1,050.60	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,055.80	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class Z	.52%
Actual		$ 1,000.00	$ 1,056.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
Chevron Corp.	1.5	0.6
Google, Inc. Class C	1.3	0.0
Procter & Gamble Co.	1.3	1.3
JPMorgan Chase & Co.	1.2	1.6
	7.9
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.7
Fannie Mae	3.4	2.8
Freddie Mac	1.2	1.6
Ginnie Mae	1.1	1.0
Verizon Communications, Inc.	0.4	0.3
	13.6
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.8
Information Technology	13.1	13.1
Health Care	10.4	10.5
Consumer Discretionary	10.1	9.3
Energy	8.7	8.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Stocks and Equity Futures 72.1%		Stocks and Equity Futures 71.1%
	Bonds 25.8%		Bonds 25.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	9.2%	** Foreign investments	10.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 70.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	170,081	$ 5,703
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	20,459	530
Extended Stay America, Inc. unit	371,142	8,855
Hilton Worldwide Holdings, Inc.	161,800	4,097
Marriott International, Inc. Class A	55,277	3,836
McDonald's Corp.	82,075	7,692
Panera Bread Co. Class A (a)	48,191	7,226
Starbucks Corp.	118,500	9,220
Yum! Brands, Inc.	122,392	8,865
		50,321
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	32,700	2,098
Liberty Interactive Corp. Series A (a)	238,197	7,032
Qunar Cayman Islands Ltd. sponsored ADR	62,376	1,873
		11,003
Media - 3.2%
CBS Outdoor Americas, Inc.	25,100	863
Comcast Corp. Class A	56,146	3,073
DIRECTV (a)	78,949	6,825
DreamWorks Animation SKG, Inc. Class A (a)	31,300	683
Legend Pictures LLC (a)(k)(l)	415	748
Liberty Media Corp.:
Class A (a)	34,200	1,684
Class C (a)	78,200	3,790
Manchester United PLC (a)	112,000	1,911
The Madison Square Garden Co. Class A (a)	109,286	7,307
Time Warner Cable, Inc.	10,400	1,538
Twenty-First Century Fox, Inc. Class A	414,843	14,694
Viacom, Inc. Class B (non-vtg.)	118,618	9,626
		52,742
Multiline Retail - 0.5%
Dollar General Corp. (a)	135,035	8,641
Specialty Retail - 0.5%
TJX Companies, Inc.	139,380	8,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)(d)	52,886	$ 2,112
NIKE, Inc. Class B	134,300	10,549
		12,661
TOTAL CONSUMER DISCRETIONARY		149,379
CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	12,829	1,431
Coca-Cola Icecek Sanayi A/S	18,269	431
Diageo PLC sponsored ADR	15,869	1,902
Embotelladora Andina SA sponsored ADR	19,638	383
Monster Beverage Corp. (a)	29,700	2,626
Pernod Ricard SA	19,096	2,252
Remy Cointreau SA (d)	17,004	1,351
The Coca-Cola Co.	337,899	14,097
		24,473
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	123,427	9,806
Kroger Co.	135,818	6,924
Sysco Corp.	60,273	2,280
Wal-Mart Stores, Inc.	60,449	4,564
Whole Foods Market, Inc.	63,500	2,485
		26,059
Food Products - 0.7%
Bunge Ltd.	27,438	2,323
ConAgra Foods, Inc.	32,415	1,044
Keurig Green Mountain, Inc.	19,140	2,552
Mead Johnson Nutrition Co. Class A	48,189	4,607
Nestle SA	20,791	1,613
The Hershey Co.	4,400	402
		12,541
Household Products - 1.3%
Procter & Gamble Co.	250,828	20,846
Personal Products - 0.1%
L'Oreal SA	6,700	1,109
Nu Skin Enterprises, Inc. Class A	10,239	458
		1,567
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	239,603	$ 10,322
British American Tobacco PLC sponsored ADR	114,899	13,606
Philip Morris International, Inc.	24,655	2,110
Souza Cruz SA	57,650	540
		26,578
TOTAL CONSUMER STAPLES		112,064
ENERGY - 7.3%
Energy Equipment & Services - 1.1%
C&J Energy Services, Inc. (a)	49,110	1,409
Dril-Quip, Inc. (a)	16,939	1,719
FMC Technologies, Inc. (a)	47,316	2,926
Halliburton Co.	127,007	8,587
Independence Contract Drilling	72,637	835
Ocean Rig UDW, Inc. (United States)	42,944	796
Oceaneering International, Inc.	37,929	2,638
		18,910
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	85,173	9,598
BG Group PLC	109,300	2,179
Cabot Oil & Gas Corp.	111,415	3,737
Carrizo Oil & Gas, Inc. (a)	19,604	1,230
Chevron Corp.	191,376	24,774
Cimarex Energy Co.	25,400	3,687
EOG Resources, Inc.	54,510	5,990
Exxon Mobil Corp.	149,791	14,898
Gulfport Energy Corp. (a)	20,369	1,192
Kinder Morgan Holding Co. LLC (d)	118,800	4,783
Kinder Morgan Management LLC	27,300	2,668
Memorial Resource Development Corp.	56,300	1,659
Noble Energy, Inc.	83,945	6,056
Peabody Energy Corp.	35,312	561
Phillips 66 Co.	75,374	6,559
Phillips 66 Partners LP	17,819	1,319
PrairieSky Royalty Ltd.	6,800	247
Suncor Energy, Inc.	40,155	1,648
Valero Energy Partners LP	48,796	2,601
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	56,923	$ 5,274
YPF SA Class D sponsored ADR	40,400	1,335
		101,995
TOTAL ENERGY		120,905
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	1,092,591	17,580
Citigroup, Inc.	195,230	10,084
Huntington Bancshares, Inc.	467,293	4,600
JPMorgan Chase & Co.	345,132	20,518
Societe Generale Series A	35,400	1,793
SunTrust Banks, Inc.	77,954	2,968
Synovus Financial Corp.	44,143	1,066
U.S. Bancorp	290,033	12,263
		70,872
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,189	4,928
BlackRock, Inc. Class A	25,290	8,359
Carlyle Group LP	17,200	572
E*TRADE Financial Corp. (a)	100,921	2,247
Invesco Ltd.	50,109	2,046
Northern Trust Corp.	31,405	2,178
Oaktree Capital Group LLC Class A	16,791	843
State Street Corp.	26,600	1,916
The Blackstone Group LP	43,855	1,470
		24,559
Consumer Finance - 1.5%
Capital One Financial Corp.	216,034	17,728
Discover Financial Services	40,332	2,516
Navient Corp.	107,307	1,925
SLM Corp.	261,307	2,315
Springleaf Holdings, Inc.	14,800	493
		24,977
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,059
Class B (a)	72,300	9,923
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	11,676	$ 2,207
KBC Ancora (a)	20,348	667
		14,856
Insurance - 1.7%
AFLAC, Inc.	13,900	851
Direct Line Insurance Group PLC	443,812	2,202
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,200	3,318
Marsh & McLennan Companies, Inc.	117,753	6,253
MetLife, Inc.	172,267	9,430
Principal Financial Group, Inc.	18,500	1,004
The Travelers Companies, Inc.	45,946	4,352
Unum Group	37,300	1,353
WMI Holdings Corp. (a)	4,454	12
		28,775
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B	233,610	5,733
American Tower Corp.	13,860	1,367
Boston Properties, Inc.	32,100	3,898
Digital Realty Trust, Inc. (d)	37,200	2,427
Piedmont Office Realty Trust, Inc. Class A	66,490	1,296
Senior Housing Properties Trust (SBI)	33,183	774
Sun Communities, Inc.	33,342	1,788
		17,283
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	132,348	4,206
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0
TOTAL FINANCIALS		185,528
HEALTH CARE - 10.0%
Biotechnology - 3.1%
Actelion Ltd.	14,968	1,837
Alexion Pharmaceuticals, Inc. (a)	41,364	7,003
Amgen, Inc.	81,805	11,402
Biogen Idec, Inc. (a)	26,375	9,048
Celgene Corp. (a)	19,500	1,853
Gilead Sciences, Inc. (a)	147,185	15,834
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Puma Biotechnology, Inc. (a)	2,200	$ 573
Vertex Pharmaceuticals, Inc. (a)	35,800	3,350
		50,900
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	472,049	5,986
Covidien PLC	81,958	7,116
Edwards Lifesciences Corp. (a)	18,914	1,877
Medtronic, Inc.	41,800	2,669
Quidel Corp. (a)	23,000	543
The Cooper Companies, Inc.	23,028	3,754
		21,945
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	43,264	1,512
Cigna Corp.	63,882	6,043
HCA Holdings, Inc. (a)	81,107	5,663
Henry Schein, Inc. (a)	19,944	2,387
McKesson Corp.	48,982	9,553
		25,158
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	44,000	1,319
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	100,500	5,745
Thermo Fisher Scientific, Inc.	57,090	6,863
		12,608
Pharmaceuticals - 3.2%
AbbVie, Inc.	163,011	9,011
Actavis PLC (a)	41,419	9,401
Allergan, Inc.	24,600	4,027
Bristol-Myers Squibb Co.	153,094	7,754
Merck & Co., Inc.	90,844	5,461
Pfizer, Inc.	125,867	3,699
Roche Holding AG (participation certificate)	11,595	3,386
Salix Pharmaceuticals Ltd. (a)	15,485	2,464
Shire PLC	48,238	3,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	70,400	3,697
		52,830
TOTAL HEALTH CARE		164,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	101,814	$ 9,696
Meggitt PLC	462,400	3,620
TransDigm Group, Inc.	34,968	6,574
United Technologies Corp.	23,859	2,576
		22,466
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	6,090
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	92,397	2,787
Electrical Equipment - 1.3%
Acuity Brands, Inc.	43,686	5,412
AMETEK, Inc.	201,286	10,656
Hubbell, Inc. Class B	48,950	5,918
		21,986
Industrial Conglomerates - 1.5%
Danaher Corp.	169,492	12,985
Roper Industries, Inc.	74,213	11,174
		24,159
Machinery - 0.2%
Deere & Co.	43,000	3,616
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	135,228	8,680
WageWorks, Inc. (a)	7,222	298
		8,978
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	130,503	9,860
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	30,391	7,482
TOTAL INDUSTRIALS		107,424
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	132,509	3,311
Juniper Networks, Inc.	54,499	1,264
QUALCOMM, Inc.	127,979	9,739
		14,314
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	90,230	5,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.8%
58.com, Inc. ADR	20,090	$ 837
Benefitfocus, Inc.	15,800	522
ChannelAdvisor Corp. (a)	50,755	822
Cvent, Inc.	110,122	2,766
Demandware, Inc. (a)	26,550	1,411
eBay, Inc. (a)	73,700	4,090
Endurance International Group Holdings, Inc. (d)	75,029	1,010
Facebook, Inc. Class A (a)	84,013	6,286
Five9, Inc.	82,100	482
Google, Inc.:
Class A (a)	22,277	12,973
Class C (a)	36,977	21,136
Millennial Media, Inc.	9,695	18
NAVER Corp.	1,849	1,400
Opower, Inc. (d)	73,781	1,154
Wix.com Ltd. (a)	23,533	387
Yahoo!, Inc. (a)	141,902	5,465
Zoopla Property Group PLC (d)	282,500	1,178
		61,937
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	4,770	218
Fidelity National Information Services, Inc.	91,664	5,202
Lionbridge Technologies, Inc. (a)	47,939	222
Quindell PLC (d)	193,099	545
Sapient Corp. (a)	27,619	401
Total System Services, Inc.	69,300	2,180
Visa, Inc. Class A	19,344	4,111
		12,879
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	145,000	4,727
NVIDIA Corp.	122,300	2,379
NXP Semiconductors NV (a)	186,871	12,804
RF Micro Devices, Inc. (a)	57,800	721
		20,631
Software - 2.8%
Activision Blizzard, Inc.	29,900	704
Adobe Systems, Inc. (a)	69,754	5,015
Autodesk, Inc. (a)	49,100	2,634
CommVault Systems, Inc. (a)	30,476	1,680
Concur Technologies, Inc. (a)	3,567	358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Covisint Corp. (d)	22,100	$ 106
Fleetmatics Group PLC (a)	15,200	499
Imperva, Inc. (a)	52,700	1,534
Intuit, Inc.	22,700	1,888
Microsoft Corp.	352,336	16,007
Oracle Corp.	159,196	6,611
Qlik Technologies, Inc. (a)	19,000	536
salesforce.com, Inc. (a)	124,399	7,351
Xero Ltd. (l)	27,035	513
		45,436
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	414,652	42,500
Electronics for Imaging, Inc. (a)	34,954	1,539
Hewlett-Packard Co.	264,700	10,059
		54,098
TOTAL INFORMATION TECHNOLOGY		214,951
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	107,117	11,824
Cabot Corp.	15,528	851
Eastman Chemical Co.	36,174	2,983
Ecolab, Inc.	42,100	4,834
FMC Corp.	44,195	2,923
LyondellBasell Industries NV Class A	44,543	5,093
Methanex Corp.	17,400	1,163
Monsanto Co.	46,878	5,421
Potash Corp. of Saskatchewan, Inc.	60,589	2,128
Sigma Aldrich Corp.	26,552	2,761
W.R. Grace & Co. (a)	19,181	1,899
		41,880
Construction Materials - 0.2%
Eagle Materials, Inc.	5,500	561
Vulcan Materials Co.	31,125	1,973
		2,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	131,790	$ 1,686
Rock-Tenn Co. Class A	41,048	2,018
		3,704
Metals & Mining - 0.2%
Carpenter Technology Corp.	2,346	128
Freeport-McMoRan Copper & Gold, Inc.	21,300	775
Nucor Corp.	29,300	1,592
		2,495
TOTAL MATERIALS		50,613
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	27,300	1,119
inContact, Inc. (a)	76,417	700
Level 3 Communications, Inc. (a)	42,552	1,913
Verizon Communications, Inc.	368,398	18,354
		22,086
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	90,750	2,730
Telephone & Data Systems, Inc.	12,600	332
		3,062
TOTAL TELECOMMUNICATION SERVICES		25,148
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,800	2,298
Edison International	34,467	2,038
Exelon Corp.	88,000	2,941
NextEra Energy, Inc.	60,300	5,937
PPL Corp.	84,300	2,919
		16,133
Gas Utilities - 0.2%
National Fuel Gas Co.	36,636	2,800
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	6,400	257
NextEra Energy Partners LP	7,400	260
		517
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	79,130	$ 2,436
Multi-Utilities - 0.9%
Dominion Resources, Inc.	76,349	5,361
NiSource, Inc.	68,497	2,717
PG&E Corp.	39,275	1,826
Sempra Energy	45,009	4,770
		14,674
TOTAL UTILITIES		36,560
TOTAL COMMON STOCKS (Cost $898,787)		1,167,332
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (l)	16,802	206
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	71,950	525
TOTAL PREFERRED STOCKS (Cost $647)		731
Corporate Bonds - 7.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	88
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (e)	$ 231	$ 233
2.875% 3/10/21 (e)	900	916
		1,149
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	266
		302
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	693
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	312
COX Communications, Inc. 3.25% 12/15/22 (e)	136	134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	511
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	291
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	409
News America Holdings, Inc. 7.75% 12/1/45	621	927
News America, Inc.:
6.15% 3/1/37	235	285
6.15% 2/15/41	186	229
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	676
5.85% 5/1/17	104	116
6.75% 7/1/18	439	516
8.25% 4/1/19	700	881
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	616
		7,628
TOTAL CONSUMER DISCRETIONARY		9,079
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (e)	182	181
2.75% 4/1/23 (e)	191	186
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	285	299
		666
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	285
4% 12/5/23	282	297
		582
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	256
4% 1/31/24	212	221
4.25% 8/9/42	262	248
4.75% 5/5/21	300	334
5.375% 1/31/44	364	405
9.7% 11/10/18	325	422
Reynolds American, Inc.:
3.25% 11/1/22	187	183
4.75% 11/1/42	289	282
6.15% 9/15/43	143	167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	522
		3,066
TOTAL CONSUMER STAPLES		4,553
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	389
5.35% 3/15/20 (e)	1,027	1,135
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	385
5% 10/1/21	146	159
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	257
		2,353
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	767
Canadian Natural Resources Ltd. 3.8% 4/15/24	619	643
DCP Midstream Operating LP:
2.5% 12/1/17	168	172
2.7% 4/1/19	36	36
3.875% 3/15/23	104	106
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	446
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	114
3.9% 5/15/24 (e)	121	122
Enbridge Energy Partners LP 4.2% 9/15/21	438	469
EnLink Midstream Partners LP 2.7% 4/1/19	572	580
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	243
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	357	357
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 314
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	172
Petrobras Global Finance BV:
3% 1/15/19	64	63
3.25% 3/17/17	740	757
4.375% 5/20/23	596	588
4.875% 3/17/20	740	769
5.625% 5/20/43	569	552
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	1,302	1,373
5.75% 1/20/20	611	659
7.875% 3/15/19	399	465
Petroleos Mexicanos:
3.125% 1/23/19 (e)	58	60
3.5% 7/18/18	463	484
3.5% 1/30/23	285	282
4.875% 1/24/22	237	258
4.875% 1/18/24	131	143
4.875% 1/18/24 (e)	279	304
5.5% 1/21/21	369	415
5.5% 6/27/44	648	703
6% 3/5/20	85	98
6.375% 1/23/45 (e)	366	443
6.5% 6/2/41	661	806
Phillips 66 Co. 4.3% 4/1/22	338	366
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	228
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	456
The Williams Companies, Inc.:
3.7% 1/15/23	116	111
4.55% 6/24/24	1,055	1,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 441	$ 501
Williams Partners LP 4.3% 3/4/24	278	291
		17,778
TOTAL ENERGY		20,131
FINANCIALS - 4.0%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	600	615
6.5% 6/10/19 (e)	129	145
Bank of America Corp.:
2.6% 1/15/19	448	452
3.3% 1/11/23	947	939
3.875% 3/22/17	1,060	1,125
4.1% 7/24/23	352	368
4.2% 8/26/24	474	481
5.65% 5/1/18	205	231
5.75% 12/1/17	615	690
5.875% 1/5/21	170	198
6.5% 8/1/16	300	330
Bank of America NA 5.3% 3/15/17	420	458
Barclays Bank PLC 2.5% 2/20/19	200	203
Capital One NA 2.95% 7/23/21	541	542
Citigroup, Inc.:
1.3% 11/15/16	568	570
2.5% 7/29/19	798	801
3.953% 6/15/16	397	417
4.05% 7/30/22	151	156
4.75% 5/19/15	544	560
5.3% 5/6/44	751	806
5.5% 9/13/25	142	159
6.125% 5/15/18	212	243
Credit Suisse AG 6% 2/15/18	664	750
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp 8.25% 3/1/38	94	141
HBOS PLC 6.75% 5/21/18 (e)	180	206
HSBC Holdings PLC 4.25% 3/14/24	200	208
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc. 1.625% 1/16/18	$ 314	$ 315
Huntington Bancshares, Inc. 7% 12/15/20	97	117
JPMorgan Chase & Co.:
1.625% 5/15/18	720	716
2% 8/15/17	300	305
3.15% 7/5/16	430	447
3.25% 9/23/22	503	506
4.25% 10/15/20	182	197
4.35% 8/15/21	601	652
4.5% 1/24/22	134	147
4.625% 5/10/21	179	198
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	282
KeyBank NA 5.45% 3/3/16	294	314
Marshall & Ilsley Bank 5% 1/17/17	259	277
Regions Bank:
6.45% 6/26/37	652	777
7.5% 5/15/18	1,282	1,513
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	76
7.75% 11/10/14	229	232
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	757	772
6% 12/19/23	490	533
6.1% 6/10/23	470	513
6.125% 12/15/22	694	759
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,210
3.676% 6/15/16	160	168
4.48% 1/16/24	30	32
		24,406
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	152
BlackRock, Inc. 3.5% 3/18/24	900	922
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	896
2.9% 7/19/18	526	541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 96	$ 108
5.625% 1/15/17	500	547
5.95% 1/18/18	32	36
6% 6/15/20	600	698
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
2.375% 7/23/19	796	794
3.75% 2/25/23	438	450
4.875% 11/1/22	365	394
5% 11/24/25	93	100
5.45% 1/9/17	480	526
5.75% 1/25/21	268	311
6.625% 4/1/18	600	695
		9,534
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	473
5.2% 4/27/22	42	47
6.45% 6/12/17	1,019	1,148
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	240
1.7% 5/9/16	561	567
2.875% 10/1/18	400	412
General Electric Capital Corp.:
1% 12/11/15	289	291
2.95% 5/9/16	185	192
3.5% 6/29/15	192	197
4.625% 1/7/21	378	423
4.65% 10/17/21	154	173
6% 8/7/19	1,000	1,178
Hyundai Capital America:
1.45% 2/6/17 (e)	476	476
1.625% 10/2/15 (e)	122	123
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (e)	$ 92	$ 93
2.125% 10/2/17 (e)	134	136
2.875% 8/9/18 (e)	163	168
Synchrony Financial:
1.875% 8/15/17	95	96
3% 8/15/19	140	142
3.75% 8/15/21	211	215
4.25% 8/15/24	213	218
		7,008
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
3.814% 2/10/24	359	377
4.5% 10/1/20	173	191
4.742% 3/11/21	300	336
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	384
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	219
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	159
		1,767
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
2.3% 7/16/19	188	189
4.875% 6/1/22	107	120
5.6% 10/18/16	318	348
Aon Corp.:
3.125% 5/27/16	376	390
3.5% 9/30/15	151	156
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	466
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	465
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 233	$ 260
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	107	123
MetLife, Inc.:
3.048% 12/15/22	313	314
4.368% 9/15/23	305	332
4.75% 2/8/21	137	154
6.75% 6/1/16	290	320
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	224
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	320
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	470
6% 2/10/20 (e)	409	470
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
4.75% 9/17/15	500	521
6.2% 11/15/40	134	170
7.375% 6/15/19	120	148
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	41
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	309
5.75% 8/15/42	458	548
7.125% 9/30/16	19	21
		8,145
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	450
Camden Property Trust:
2.95% 12/15/22	135	132
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 322
DDR Corp.:
4.75% 4/15/18	313	339
7.5% 4/1/17	203	232
9.625% 3/15/16	106	120
Developers Diversified Realty Corp. 4.625% 7/15/22	247	265
Duke Realty LP:
3.625% 4/15/23	180	179
3.875% 10/15/22	310	318
4.375% 6/15/22	207	219
5.95% 2/15/17	57	63
6.5% 1/15/18	285	324
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	402
5.375% 10/15/15	47	49
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	209
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	133
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	123	127
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	72
Simon Property Group LP 4.125% 12/1/21	229	249
Weingarten Realty Investors 3.375% 10/15/22	68	68
		5,662
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	132	132
3.85% 4/15/16	390	408
4.25% 7/15/22	163	170
6.125% 4/15/20	126	146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 364
4.95% 4/15/18	281	304
5.7% 5/1/17	1,000	1,094
6% 4/1/16	86	92
7.5% 5/15/15	44	46
Digital Realty Trust LP:
4.5% 7/15/15	172	176
5.25% 3/15/21	201	220
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	599
4.75% 7/15/20	265	296
5.375% 8/1/16	117	127
5.75% 6/15/17	567	635
Essex Portfolio LP 5.5% 3/15/17	113	124
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	186
4.4% 2/15/24	418	442
4.75% 10/1/20	394	427
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	387
4.5% 4/18/22	108	110
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	101
Reckson Operating Partnership LP 6% 3/31/16	114	122
Regency Centers LP 5.25% 8/1/15	124	129
Tanger Properties LP:
3.875% 12/1/23	160	164
6.125% 6/1/20	478	557
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 229
4% 4/30/19	114	122
		9,360
TOTAL FINANCIALS		65,882
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	401	401
		779
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	178	175
Express Scripts Holding Co. 4.75% 11/15/21	458	509
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	278
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	58
2.875% 3/15/23	463	459
WellPoint, Inc. 3.3% 1/15/23	172	172
		1,690
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	105
		273
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	360
2.9% 11/6/22	368	362
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18 (e)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	138
		1,358
TOTAL HEALTH CARE		4,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	362
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	11
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		33
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	387	391
4.75% 3/1/20	338	360
		751
TOTAL INDUSTRIALS		1,146
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	75
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		87
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 367
4.25% 11/15/20	186	203
		570
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	377
4.25% 7/17/42 (e)	200	189
5.625% 10/18/43 (e)	454	524
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	362
Vale Overseas Ltd.:
4.375% 1/11/22	200	209
6.25% 1/23/17	503	560
		2,221
TOTAL MATERIALS		2,807
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.3% 1/15/38	398	497
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	76
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	260
7.995% 6/1/36	175	197
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
4.5% 9/15/20	1,100	1,209
5.012% 8/21/54 (e)	1,422	1,485
6.25% 4/1/37	187	231
6.4% 9/15/33	346	437
6.55% 9/15/43	1,418	1,828
		7,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 283
3.125% 7/16/22	255	253
		536
TOTAL TELECOMMUNICATION SERVICES		7,624
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	138
Dayton Power & Light Co. 1.875% 9/15/16	119	121
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	321
6.4% 9/15/20 (e)	569	673
Edison International 3.75% 9/15/17	226	240
FirstEnergy Corp.:
2.75% 3/15/18	481	486
4.25% 3/15/23	648	653
7.375% 11/15/31	411	499
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	258
3.75% 11/15/20	49	52
Monongahela Power Co. 4.1% 4/15/24 (e)	131	140
Nevada Power Co. 6.5% 5/15/18	165	192
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	424
NV Energy, Inc. 6.25% 11/15/20	115	137
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
PPL Capital Funding, Inc. 3.4% 6/1/23	207	209
		5,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 131
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	365
		496
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5341% 9/30/66 (h)	635	587
7.5% 6/30/66 (h)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	520
2% 11/15/18	403	403
National Grid PLC 6.3% 8/1/16	183	201
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	390
5.45% 9/15/20	468	533
5.8% 2/1/42	199	231
5.95% 6/15/41	396	472
6.4% 3/15/18	58	67
6.8% 1/15/19	677	803
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	537
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	385
2.875% 10/1/22	154	153
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21	22
		6,433
TOTAL UTILITIES		12,681
TOTAL NONCONVERTIBLE BONDS		128,090
TOTAL CORPORATE BONDS (Cost $119,601)		128,178
U.S. Treasury Obligations - 7.6%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 10/30/14 to 11/13/14 (g)	$ 960	$ 960
U.S. Treasury Bonds:
3.125% 8/15/44	3,540	3,573
3.375% 5/15/44	4,010	4,246
3.625% 8/15/43	4,194	4,646
3.625% 2/15/44	3,843	4,258
U.S. Treasury Notes:
0.5% 7/31/17	2,063	2,037
0.75% 2/28/18	16,980	16,713
0.875% 4/30/17	9	9
0.875% 5/15/17	5,000	5,005
0.875% 1/31/18	9,947	9,848
0.875% 7/31/19	5,971	5,756
1% 5/31/18	5,583	5,521
1.25% 10/31/18	22,092	21,919
1.375% 7/31/18	7,186	7,190
1.375% 9/30/18	5,036	5,028
1.625% 6/30/19	11,874	11,884
2% 5/31/21	5,930	5,923
2.25% 3/31/21	6,205	6,305
2.375% 8/15/24	3,180	3,189
2.5% 5/15/24	444	450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,325)		124,460
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.6%
2.053% 6/1/36 (h)	8	9
2.458% 7/1/37 (h)	17	19
2.542% 6/1/42 (h)	48	49
2.949% 11/1/40 (h)	23	24
2.982% 9/1/41 (h)	26	27
3% 1/1/43 to 8/1/43	1,376	1,371
3.083% 10/1/41 (h)	16	17
3.23% 7/1/41 (h)	44	46
3.326% 10/1/41 (h)	21	22
3.5% 8/1/42 to 8/1/43	5,848	6,012
3.5% 9/1/44 (f)	400	412
3.5% 9/1/44 (f)	200	206
3.553% 7/1/41 (h)	44	47
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/40 to 12/1/43	$ 660	$ 702
4% 9/1/44 (f)	100	106
4% 10/1/44 (f)	100	106
4.5% 12/1/23 to 12/1/43	604	653
4.5% 10/1/44 (f)	300	323
6% 11/1/35 to 8/1/37	380	431
TOTAL FANNIE MAE		10,582
Freddie Mac - 0.2%
3.068% 10/1/35 (h)	20	21
3.237% 4/1/41 (h)	32	33
3.237% 9/1/41 (h)	26	28
3.28% 6/1/41 (h)	35	37
3.469% 5/1/41 (h)	36	38
3.5% 6/1/42 to 10/1/43	2,630	2,699
3.637% 6/1/41 (h)	42	45
3.677% 5/1/41 (h)	37	39
4% 11/1/43	100	106
4.5% 3/1/44	188	203
5% 11/1/40	262	289
TOTAL FREDDIE MAC		3,538
Ginnie Mae - 0.1%
3% 6/20/42	101	102
3% 9/1/44 (f)	100	101
3% 9/1/44 (f)	100	101
4% 9/20/40 to 1/20/41	279	298
5.5% 6/15/35	123	138
TOTAL GINNIE MAE		740
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,715)		14,860
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (h)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (h)	$ 3	$ 2
Series 2004-R2 Class M3, 0.98% 4/25/34 (h)	4	3
Series 2005-R2 Class M1, 0.605% 4/25/35 (h)	24	24
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (h)	2	2
Series 2004-W11 Class M2, 1.205% 11/25/34 (h)	25	24
Series 2004-W7 Class M1, 0.98% 5/25/34 (h)	27	26
Series 2006-W4 Class A2C, 0.315% 5/25/36 (h)	54	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.98% 4/25/34 (h)	85	78
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	363
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (h)	82	55
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	32	32
Series 2013-2A Class A, 1.75% 11/15/17 (e)	201	202
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (h)	4	3
Series 2004-4 Class M2, 0.95% 6/25/34 (h)	10	9
Series 2004-7 Class AF5, 5.868% 1/25/35	128	131
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (h)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (h)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (h)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (h)	43	36
Class M4, 1.175% 1/25/35 (h)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(h)	69	59
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(h)	2	2
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(h)	26	25
Class B, 0.435% 11/15/34 (e)(h)	10	9
Class C, 0.535% 11/15/34 (e)(h)	16	14
Class D, 0.905% 11/15/34 (e)(h)	6	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.445% 8/25/33 (h)	$ 23	$ 22
Series 2003-5 Class A2, 0.855% 12/25/33 (h)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (h)	56	35
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (h)	37	37
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (h)	11	11
Series 2006-A Class 2C, 1.3839% 3/27/42 (h)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (h)	21	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (h)	3	3
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (h)	26	24
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (h)	45	43
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (h)	3	2
Series 2005-NC1 Class M1, 0.815% 1/25/35 (h)	18	17
Series 2005-NC2 Class B1, 1.91% 3/25/35 (h)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (h)	65	60
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (h)	24	22
Class M4, 2.33% 9/25/34 (h)	31	19
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (h)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (h)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (h)	42	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (h)	41	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (h)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (h)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(h)	60	27
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(h)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $2,371)		2,798
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (h)	$ 60	$ 60
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (h)	26	26
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (e)(h)	274	271
Class C2, 1.3555% 12/20/54 (e)(h)	271	266
Series 2006-2:
Class A4, 0.2355% 12/20/54 (h)	78	76
Class C1, 1.0955% 12/20/54 (h)	242	235
Series 2006-3:
Class A3, 0.2355% 12/20/54 (h)	37	36
Class A7, 0.3555% 12/20/54 (h)	43	42
Class C2, 1.1555% 12/20/54 (h)	50	49
Series 2006-4:
Class A4, 0.2555% 12/20/54 (h)	125	124
Class B1, 0.3355% 12/20/54 (h)	169	164
Class C1, 0.9155% 12/20/54 (h)	103	99
Class M1, 0.4955% 12/20/54 (h)	44	43
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (h)	84	80
Class 1M1, 0.4555% 12/20/54 (h)	54	52
Class 2A1, 0.2955% 12/20/54 (h)	98	98
Class 2C1, 1.0155% 12/20/54 (h)	38	37
Class 2M1, 0.6555% 12/20/54 (h)	70	68
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (h)	97	94
Class 3A1, 0.335% 12/17/54 (h)	20	20
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (h)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (h)	52	44
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (h)	23	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (h)	35	32
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (h)	60	58
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.507% 6/10/35 (e)(h)	12	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (h)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (h)	8	8
TOTAL PRIVATE SPONSOR		2,133
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	5	5
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,014)		2,138
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (h)(j)	24	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (h)	21	21
Series 2006-3 Class A4, 5.889% 7/10/44	313	334
Series 2006-5 Class A2, 5.317% 9/10/47	119	119
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	852	918
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	233	237
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-3:
Class A3, 5.5647% 6/10/49 (h)	90	90
Class A4, 5.5647% 6/10/49 (h)	156	170
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	294
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(h)	2	2
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(h)	42	37
Class B1, 1.555% 1/25/36 (e)(h)	2	0*
Class M1, 0.605% 1/25/36 (e)(h)	13	8
Class M2, 0.625% 1/25/36 (e)(h)	4	2
Class M3, 0.655% 1/25/36 (e)(h)	6	3
Class M4, 0.765% 1/25/36 (e)(h)	3	2
Class M5, 0.805% 1/25/36 (e)(h)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.855% 1/25/36 (e)(h)	$ 3	$ 1
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(h)	3	0*
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(h)	24	17
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(h)	25	21
Class A2, 0.475% 7/25/37 (e)(h)	23	17
Class M1, 0.525% 7/25/37 (e)(h)	8	2
Class M2, 0.565% 7/25/37 (e)(h)	4	1
Class M3, 0.645% 7/25/37 (e)(h)	4	0*
Class M4, 0.805% 7/25/37 (e)(h)	0*	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(h)	26	19
Class M1, 0.465% 7/25/37 (e)(h)	5	3
Class M2, 0.495% 7/25/37 (e)(h)	5	3
Class M3, 0.525% 7/25/37 (e)(h)	8	3
Class M4, 0.655% 7/25/37 (e)(h)	12	3
Class M5, 0.755% 7/25/37 (e)(h)	6	1
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(h)	9	2
Class M2, 1.202% 9/25/37 (e)(h)	8	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(h)(j)	231	10
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(h)	7	8
Class J, 0.855% 3/15/22 (e)(h)	25	24
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (h)	44	48
Series 2006-T22 Class A4, 5.5723% 4/12/38 (h)	9	9
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(h)(j)	3,806	18
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(h)(j)	2,337	5
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(h)	21	20
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(h)(j)	158	1
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	49	49
Class A4, 5.322% 12/11/49	2,380	2,566
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 84	$ 81
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(h)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (h)	279	298
Series 2004-LB4A Class A5, 4.84% 10/15/37	149	149
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(h)	268	263
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (h)(j)	3	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(h)(j)	0*	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(h)	2	2
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	115	14
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,287
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(h)(j)	7	0*
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (h)	445	473
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(h)(j)	1,060	0*
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	80	86
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	102
Class DFX, 4.4065% 11/5/30 (e)	765	783
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(h)	6	6
Class F, 0.485% 11/15/18 (e)(h)	14	14
Class G, 0.515% 11/15/18 (e)(h)	13	12
Class H, 0.655% 11/15/18 (e)(h)	10	9
Series 2014-BXH:
Class C, 1.806% 4/15/27 (e)(h)	130	130
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class D, 2.406% 4/15/27 (e)(h)	$ 277	$ 277
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	490	525
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	256
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	834	896
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	33
Series 2007-CB18 Class A4, 5.44% 6/12/47	69	74
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (h)	1,130	1,236
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (h)	7	7
Class A4, 5.805% 6/15/49 (h)	790	859
Series 2007-LDPX Class A3, 5.42% 1/15/49	525	568
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (h)	700	746
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	6	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (h)	58	64
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	544	589
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	89	94
Series 2007-C7:
Class A3, 5.866% 9/15/45	442	492
Class XCP, 0.2789% 9/15/45 (h)(j)	4,227	3
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(h)	65	62
Series 2007-C1 Class A4, 5.8385% 6/12/50 (h)	354	391
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (h)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	40	43
Class ASB, 5.133% 12/12/49 (h)	25	26
Series 2007-5 Class A4, 5.378% 8/12/48	61	66
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	550	597
Series 2007-7 Class A4, 5.7432% 6/12/50 (h)	263	287
Series 2006-4 Class XP, 0.6181% 12/12/49 (h)(j)	743	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (h)	$ 75	$ 23
Series 2007-7 Class B, 5.7432% 6/12/50 (h)	7	0*
Series 2007-8 Class A3, 5.8831% 8/12/49 (h)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(h)	16	15
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(h)	43	43
Class D, 0.345% 10/15/20 (e)(h)	30	30
Class E, 0.405% 10/15/20 (e)(h)	38	37
Class F, 0.455% 10/15/20 (e)(h)	23	22
Class G, 0.495% 10/15/20 (e)(h)	28	27
Class H, 0.585% 10/15/20 (e)(h)	18	16
Class J, 0.735% 10/15/20 (e)(h)	10	8
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8	8
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (h)	19	20
Series 2006-T23 Class A3, 5.8054% 8/12/41 (h)	33	33
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (h)	232	235
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	113	123
Class B, 5.722% 4/15/49 (h)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	668	853
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(h)	40	39
Class J, 0.755% 9/15/21 (e)(h)	18	17
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(h)	168	162
Class LXR1, 0.855% 6/15/20 (e)(h)	9	9
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	328	352
Series 2006-C29 Class A1A, 5.297% 11/15/48	287	311
Series 2007-C30 Class A5, 5.342% 12/15/43	540	584
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,149
Series 2007-C32 Class A3, 5.7453% 6/15/49 (h)	147	160
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (h)	1,100	1,193
Class A5, 5.9414% 2/15/51 (h)	50	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 75	$ 76
Series 2005-C22:
Class B, 5.3703% 12/15/44 (h)	166	166
Class F, 5.3703% 12/15/44 (e)(h)	125	34
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	408	438
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	701	756
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	174	174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,161)		24,580
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	103
7.3% 10/1/39	535	774
7.5% 4/1/34	465	680
7.6% 11/1/40	895	1,373
7.625% 3/1/40	150	228
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	87
Series 2010 C1, 7.781% 1/1/35	395	481
Series 2012 B, 5.432% 1/1/42	105	99
6.314% 1/1/44	515	546
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	37
5.1% 6/1/33	1,785	1,772
Series 2010, 4.421% 1/1/15	260	263
Series 2010-1, 6.63% 2/1/35	320	356
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	534
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.365% 3/1/17	15	16
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 315	$ 349
5.877% 3/1/19	765	856
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	117
TOTAL MUNICIPAL SECURITIES (Cost $8,634)		9,189
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	375
5.75% 9/26/23 (e)	332	361
Brazilian Federative Republic:
4.25% 1/7/25	355	369
5.625% 1/7/41	400	450
United Mexican States:
4% 10/2/23	804	852
4.75% 3/8/44	352	369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,776
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	598	600
Fifth Third Bank 4.75% 2/1/15	250	254
TOTAL BANK NOTES (Cost $848)		854
Fixed-Income Funds - 7.0%
	Shares
Fidelity High Income Central Fund 2 (i)	311,931	36,948
Fidelity Mortgage Backed Securities Central Fund (i)	727,750	78,954
TOTAL FIXED-INCOME FUNDS (Cost $107,277)		115,902
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	48,907,045	$ 48,907
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,849,809	10,850
TOTAL MONEY MARKET FUNDS (Cost $59,757)		59,757
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,362,754)		1,653,555
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,419)
NET ASSETS - 100%		$ 1,647,136
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44	$ (100)	$ (100)
4% 9/1/44	(100)	(106)
4.5% 9/1/44	(300)	(324)
TOTAL FANNIE MAE		(530)
Freddie Mac
3.5% 9/1/44	(600)	(616)
Ginnie Mae
3% 9/1/44	(100)	(101)
3% 9/1/44	(100)	(101)
TOTAL GINNIE MAE		(202)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,342)		$ (1,348)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
197 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 19,714	$ 717

The face value of futures purchased as a percentage of net assets is 1.2%
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 16	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,555,000 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,467,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity High Income Central Fund 2	2,121
Fidelity Mortgage Backed Securities Central Fund	2,066
Fidelity Securities Lending Cash Central Fund	58
Total	$ 4,293
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 4,124	$ -	$ 36,948	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	5,572	14,235	78,954	0.7%
Total	$ 116,740	$ 9,696	$ 14,235	$ 115,902
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,379	$ 148,631	$ -	$ 748
Consumer Staples	112,589	109,545	3,044	-
Energy	120,905	118,726	2,179	-
Financials	185,528	185,528	-	-
Health Care	164,760	157,444	7,316	-
Industrials	107,424	107,424	-	-
Information Technology	215,157	214,420	531	206
Materials	50,613	50,613	-	-
Telecommunication Services	25,148	25,148	-	-
Utilities	36,560	36,560	-	-
Corporate Bonds	128,178	-	128,178	-
U.S. Government and Government Agency Obligations	124,460	-	124,460	-
U.S. Government Agency - Mortgage Securities	14,860	-	14,860	-
Asset-Backed Securities	2,798	-	2,771	27
Collateralized Mortgage Obligations	2,138	-	2,127	11
Commercial Mortgage Securities	24,580	-	24,557	23
Municipal Securities	9,189	-	9,189	-
Foreign Government and Government Agency Obligations	2,776	-	2,776	-
Bank Notes	854	-	854	-
Fixed-Income Funds	115,902	115,902	-	-
Money Market Funds	59,757	59,757	-	-
Total Investments in Securities:	$ 1,653,555	$ 1,329,698	$ 322,842	$ 1,015
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 717	$ 717	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 702	$ 717	$ (15)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,348)	$ -	$ (1,348)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (15)
Equity Risk
Futures Contracts (a)	717	-
Total Value of Derivatives	$ 717	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.3%
BBB	6.5%
BB	1.0%
B	1.4%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.1%
Equities	70.9%
Short-Term Investments and Net Other Assets	3.0%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,593) - See accompanying schedule: Unaffiliated issuers (cost $1,195,720)	$ 1,477,896
Fidelity Central Funds (cost $167,034)	175,659
Total Investments (cost $1,362,754)		$ 1,653,555
Cash		23
Foreign currency held at value (cost $13)		13
Receivable for investments sold, regular delivery		8,507
Receivable for TBA sale commitments		1,342
Receivable for fund shares sold		2,021
Dividends receivable		1,847
Interest receivable		2,222
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin for derivative instruments		46
Other receivables		46
Total assets		1,669,637

Liabilities
Payable for investments purchased Regular delivery	$ 6,137
Delayed delivery	1,349
TBA sale commitments, at value	1,348
Payable for fund shares redeemed	1,216
Bi-lateral OTC swaps, at value	15
Accrued management fee	537
Distribution and service plan fees payable	605
Other affiliated payables	309
Other payables and accrued expenses	135
Collateral on securities loaned, at value	10,850
Total liabilities		22,501

Net Assets		$ 1,647,136
Net Assets consist of:
Paid in capital		$ 1,287,569
Undistributed net investment income		2,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,492
Net Assets		$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($366,147 ÷ 18,215.2 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($960,060 ÷ 47,347.4 shares)	$ 20.28

Maximum offering price per share (100/96.50 of $20.28)	$ 21.02
Class B: Net Asset Value and offering price per share ($10,747 ÷ 534.4 shares)A	$ 20.11

Class C: Net Asset Value and offering price per share ($160,065 ÷ 8,007.1 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,599 ÷ 6,052.9 shares)	$ 20.42

Class Z: Net Asset Value, offering price and redemption price per share ($26,518 ÷ 1,298.7 shares)	$ 20.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 18,070
Interest (including $1 from security lending)		9,586
Income from Fidelity Central Funds		4,293
Total income		31,949

Expenses
Management fee	$ 5,995
Transfer agent fees	2,871
Distribution and service plan fees	6,794
Accounting and security lending fees	598
Custodian fees and expenses	105
Independent trustees' compensation	7
Registration fees	142
Audit	110
Legal	8
Miscellaneous	12
Total expenses before reductions	16,642
Expense reductions	(50)	16,592
Net investment income (loss)		15,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,065
Fidelity Central Funds	(94)
Foreign currency transactions	(3)
Futures contracts	3,039
Swaps	(45)
Total net realized gain (loss)		98,962
Change in net unrealized appreciation (depreciation) on: Investment securities	135,593
Assets and liabilities in foreign currencies	(3)
Futures contracts	570
Swaps	43
Delayed delivery commitments	(26)
Total change in net unrealized appreciation (depreciation)		136,177
Net gain (loss)		235,139
Net increase (decrease) in net assets resulting from operations		$ 250,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,357	$ 13,390
Net realized gain (loss)	98,962	72,815
Change in net unrealized appreciation (depreciation)	136,177	36,132
Net increase (decrease) in net assets resulting from operations	250,496	122,337
Distributions to shareholders from net investment income	(15,035)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(71,910)	(12,715)
Share transactions - net increase (decrease)	162,208	50,238
Total increase (decrease) in net assets	340,794	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $2,503 and undistributed net investment income of $2,958, respectively)	$ 1,647,136	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) C	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	3.03	1.52	1.48	1.55	.70
Total from investment operations	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.00)	(.21)	(.24)	(.24)	(.26) G
Net asset value, end of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total Return A,B	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets D,F
Expenses before reductions	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	3.05	1.54	1.49	1.56	.72
Total from investment operations	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.95) H	(.17)	(.21)	(.21)	(.23) G
Net asset value, end of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total Return A,B	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets D,F
Expenses before reductions	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rate E	79%	124%	124%	146% I	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) C	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	3.03	1.52	1.47	1.54	.71
Total from investment operations	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.83)	(.06)	(.10)	(.11)	(.15) G
Net asset value, end of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total Return A,B	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) C	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	3.01	1.52	1.46	1.55	.71
Total from investment operations	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.87)	(.09)	(.12)	(.13)	(.16) G
Net asset value, end of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total Return A,B	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	3.06	1.55	1.49	1.57	.72
Total from investment operations	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.04) G	(.26)	(.29)	(.28)	(.30) F
Net asset value, end of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnA	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rate D	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended August 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.32	.01
Net realized and unrealized gain (loss)	3.06	(.46)
Total from investment operations	3.38	(.45)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(.77)	-
Total distributions	(1.07) I	-
Net asset value, end of period	$ 20.42	$ 18.11
Total Return B,C	19.40%	(2.42)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.52%A
Net investment income (loss)	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,518	$ 98
Portfolio turnover rate F	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 294,550
Gross unrealized depreciation	(12,000)
Net unrealized appreciation (depreciation) on securities	$ 282,550

Tax Cost	$ 1,371,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 26,045
Undistributed long-term capital gain	$ 51,033
Net unrealized appreciation (depreciation) on securities and other investments	$ 282,524

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 20,678	$ 12,715
Long-term Capital Gains	51,232	-
Total	$ 71,910	$ 12,715

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (45)	$ 43
Equity Risk
Futures Contracts	3,039	570
Totals (a)	$ 2,994	$ 613

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $871,487 and $794,299, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 804	$ 25
Class T	.25%	.25%	4,532	19
Class B	.75%	.25%	118	89
Class C	.75%	.25%	1,340	275
			$ 6,794	$ 408

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 160
Class T	44
Class B*	8
Class C*	23
$ 235

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 659.20
Class T	1,666.18
Class B	34.29
Class C	286.21
Institutional Class	223.19
Class Z	3.05
	$ 2,871

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $921. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $58 (including $5 from securities loaned to FCM).

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,866	$ 3,147
Class T	8,717	7,824
Class B	39	52
Class C	701	447
Institutional Class	1,632	1,245
Class Z	80	-
Total	$ 15,035	$ 12,715

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10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,619	3,876	$ 106,689	$ 66,780
Reinvestment of distributions	819	176	14,945	2,976
Shares redeemed	(3,372)	(4,158)	(64,162)	(70,968)
Net increase (decrease)	3,066	(106)	$ 57,472	$ (1,212)
Class T
Shares sold	10,824	11,028	$ 206,801	$ 191,060
Reinvestment of distributions	2,330	442	42,769	7,519
Shares redeemed	(11,440)	(10,672)	(218,867)	(185,185)
Net increase (decrease)	1,714	798	$ 30,703	$ 13,394
Class B
Shares sold	48	91	$ 932	$ 1,597
Reinvestment of distributions	28	3	499	47
Shares redeemed	(249)	(330)	(4,713)	(5,668)
Net increase (decrease)	(173)	(236)	$ (3,282)	$ (4,024)
Class C
Shares sold	3,067	1,878	$ 57,908	$ 32,570
Reinvestment of distributions	280	24	5,062	408
Shares redeemed	(1,247)	(897)	(23,564)	(15,312)
Net increase (decrease)	2,100	1,005	$ 39,406	$ 17,666
Institutional Class
Shares sold	4,018	3,287	$ 77,571	$ 57,536
Reinvestment of distributions	308	70	5,707	1,210
Shares redeemed	(3,655)	(1,941)	(70,640)	(34,432)
Net increase (decrease)	671	1,416	$ 12,638	$ 24,314

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class Z
Shares sold	1,348	5	$ 26,331	$ 100
Reinvestment of distributions	4	-	84	-
Shares redeemed	(58)	-	(1,144)	-
Net increase (decrease)	1,294	5	$ 25,271	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	10/13/14	10/10/14	$0.055	$0.915

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $61,390,488, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,752,970 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 58%, 37%, 100% and 100% of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 60%, 42%, 100% and 100% of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in April 2013 and June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-UANN-1014
1.786674.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class Z

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class Z A	19.40%	12.72%	7.19%

A The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Institutional Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class Z on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged-sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class Z shares outperformed the 17.14% advance of the Fidelity Balanced 60/40 Composite IndexSM. (For specific class-level results, please refer to the performance section of this report). Overweighting stocks and underweighting investment-grade bonds notably boosted the fund's result versus the Composite index. Security selection in the investment-grade sleeve also helped, while a small non-index stake in high-yield bonds modestly detracted. Looking at fixed income, we had favorable overweightings in corporate bonds and taxable municipal bonds, and underweightings in mortgage-backed securities and U.S. Treasuries. Yield-curve positioning modestly helped. In terms of individual stocks, choices in health care added the most value by far, including a non-index stake in genetic analysis toolmaker Illumina. We liked Illumina's innovation and accelerating end markets, but we sold the fund's stake to help manage risk and lock in profits. In information technology, we had some hits and misses. NXP Semiconductors helped, as the Netherlands-based chipmaker reported consecutive quarters of strong financial results, and the non-index stock moved sharply higher. Conversely, it hurt the most to avoid chipmaker and outperforming index name Intel, a slower-growth legacy tech stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.92%
Actual		$ 1,000.00	$ 1,054.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class B	1.74%
Actual		$ 1,000.00	$ 1,050.40	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.43	$ 8.84
Class C	1.67%
Actual		$ 1,000.00	$ 1,050.60	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,055.80	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class Z	.52%
Actual		$ 1,000.00	$ 1,056.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
Chevron Corp.	1.5	0.6
Google, Inc. Class C	1.3	0.0
Procter & Gamble Co.	1.3	1.3
JPMorgan Chase & Co.	1.2	1.6
	7.9
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.7
Fannie Mae	3.4	2.8
Freddie Mac	1.2	1.6
Ginnie Mae	1.1	1.0
Verizon Communications, Inc.	0.4	0.3
	13.6
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.8
Information Technology	13.1	13.1
Health Care	10.4	10.5
Consumer Discretionary	10.1	9.3
Energy	8.7	8.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Stocks and Equity Futures 72.1%		Stocks and Equity Futures 71.1%
	Bonds 25.8%		Bonds 25.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	9.2%	** Foreign investments	10.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 70.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	170,081	$ 5,703
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	20,459	530
Extended Stay America, Inc. unit	371,142	8,855
Hilton Worldwide Holdings, Inc.	161,800	4,097
Marriott International, Inc. Class A	55,277	3,836
McDonald's Corp.	82,075	7,692
Panera Bread Co. Class A (a)	48,191	7,226
Starbucks Corp.	118,500	9,220
Yum! Brands, Inc.	122,392	8,865
		50,321
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	32,700	2,098
Liberty Interactive Corp. Series A (a)	238,197	7,032
Qunar Cayman Islands Ltd. sponsored ADR	62,376	1,873
		11,003
Media - 3.2%
CBS Outdoor Americas, Inc.	25,100	863
Comcast Corp. Class A	56,146	3,073
DIRECTV (a)	78,949	6,825
DreamWorks Animation SKG, Inc. Class A (a)	31,300	683
Legend Pictures LLC (a)(k)(l)	415	748
Liberty Media Corp.:
Class A (a)	34,200	1,684
Class C (a)	78,200	3,790
Manchester United PLC (a)	112,000	1,911
The Madison Square Garden Co. Class A (a)	109,286	7,307
Time Warner Cable, Inc.	10,400	1,538
Twenty-First Century Fox, Inc. Class A	414,843	14,694
Viacom, Inc. Class B (non-vtg.)	118,618	9,626
		52,742
Multiline Retail - 0.5%
Dollar General Corp. (a)	135,035	8,641
Specialty Retail - 0.5%
TJX Companies, Inc.	139,380	8,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)(d)	52,886	$ 2,112
NIKE, Inc. Class B	134,300	10,549
		12,661
TOTAL CONSUMER DISCRETIONARY		149,379
CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	12,829	1,431
Coca-Cola Icecek Sanayi A/S	18,269	431
Diageo PLC sponsored ADR	15,869	1,902
Embotelladora Andina SA sponsored ADR	19,638	383
Monster Beverage Corp. (a)	29,700	2,626
Pernod Ricard SA	19,096	2,252
Remy Cointreau SA (d)	17,004	1,351
The Coca-Cola Co.	337,899	14,097
		24,473
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	123,427	9,806
Kroger Co.	135,818	6,924
Sysco Corp.	60,273	2,280
Wal-Mart Stores, Inc.	60,449	4,564
Whole Foods Market, Inc.	63,500	2,485
		26,059
Food Products - 0.7%
Bunge Ltd.	27,438	2,323
ConAgra Foods, Inc.	32,415	1,044
Keurig Green Mountain, Inc.	19,140	2,552
Mead Johnson Nutrition Co. Class A	48,189	4,607
Nestle SA	20,791	1,613
The Hershey Co.	4,400	402
		12,541
Household Products - 1.3%
Procter & Gamble Co.	250,828	20,846
Personal Products - 0.1%
L'Oreal SA	6,700	1,109
Nu Skin Enterprises, Inc. Class A	10,239	458
		1,567
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	239,603	$ 10,322
British American Tobacco PLC sponsored ADR	114,899	13,606
Philip Morris International, Inc.	24,655	2,110
Souza Cruz SA	57,650	540
		26,578
TOTAL CONSUMER STAPLES		112,064
ENERGY - 7.3%
Energy Equipment & Services - 1.1%
C&J Energy Services, Inc. (a)	49,110	1,409
Dril-Quip, Inc. (a)	16,939	1,719
FMC Technologies, Inc. (a)	47,316	2,926
Halliburton Co.	127,007	8,587
Independence Contract Drilling	72,637	835
Ocean Rig UDW, Inc. (United States)	42,944	796
Oceaneering International, Inc.	37,929	2,638
		18,910
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	85,173	9,598
BG Group PLC	109,300	2,179
Cabot Oil & Gas Corp.	111,415	3,737
Carrizo Oil & Gas, Inc. (a)	19,604	1,230
Chevron Corp.	191,376	24,774
Cimarex Energy Co.	25,400	3,687
EOG Resources, Inc.	54,510	5,990
Exxon Mobil Corp.	149,791	14,898
Gulfport Energy Corp. (a)	20,369	1,192
Kinder Morgan Holding Co. LLC (d)	118,800	4,783
Kinder Morgan Management LLC	27,300	2,668
Memorial Resource Development Corp.	56,300	1,659
Noble Energy, Inc.	83,945	6,056
Peabody Energy Corp.	35,312	561
Phillips 66 Co.	75,374	6,559
Phillips 66 Partners LP	17,819	1,319
PrairieSky Royalty Ltd.	6,800	247
Suncor Energy, Inc.	40,155	1,648
Valero Energy Partners LP	48,796	2,601
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	56,923	$ 5,274
YPF SA Class D sponsored ADR	40,400	1,335
		101,995
TOTAL ENERGY		120,905
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	1,092,591	17,580
Citigroup, Inc.	195,230	10,084
Huntington Bancshares, Inc.	467,293	4,600
JPMorgan Chase & Co.	345,132	20,518
Societe Generale Series A	35,400	1,793
SunTrust Banks, Inc.	77,954	2,968
Synovus Financial Corp.	44,143	1,066
U.S. Bancorp	290,033	12,263
		70,872
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,189	4,928
BlackRock, Inc. Class A	25,290	8,359
Carlyle Group LP	17,200	572
E*TRADE Financial Corp. (a)	100,921	2,247
Invesco Ltd.	50,109	2,046
Northern Trust Corp.	31,405	2,178
Oaktree Capital Group LLC Class A	16,791	843
State Street Corp.	26,600	1,916
The Blackstone Group LP	43,855	1,470
		24,559
Consumer Finance - 1.5%
Capital One Financial Corp.	216,034	17,728
Discover Financial Services	40,332	2,516
Navient Corp.	107,307	1,925
SLM Corp.	261,307	2,315
Springleaf Holdings, Inc.	14,800	493
		24,977
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,059
Class B (a)	72,300	9,923
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	11,676	$ 2,207
KBC Ancora (a)	20,348	667
		14,856
Insurance - 1.7%
AFLAC, Inc.	13,900	851
Direct Line Insurance Group PLC	443,812	2,202
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,200	3,318
Marsh & McLennan Companies, Inc.	117,753	6,253
MetLife, Inc.	172,267	9,430
Principal Financial Group, Inc.	18,500	1,004
The Travelers Companies, Inc.	45,946	4,352
Unum Group	37,300	1,353
WMI Holdings Corp. (a)	4,454	12
		28,775
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B	233,610	5,733
American Tower Corp.	13,860	1,367
Boston Properties, Inc.	32,100	3,898
Digital Realty Trust, Inc. (d)	37,200	2,427
Piedmont Office Realty Trust, Inc. Class A	66,490	1,296
Senior Housing Properties Trust (SBI)	33,183	774
Sun Communities, Inc.	33,342	1,788
		17,283
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	132,348	4,206
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0
TOTAL FINANCIALS		185,528
HEALTH CARE - 10.0%
Biotechnology - 3.1%
Actelion Ltd.	14,968	1,837
Alexion Pharmaceuticals, Inc. (a)	41,364	7,003
Amgen, Inc.	81,805	11,402
Biogen Idec, Inc. (a)	26,375	9,048
Celgene Corp. (a)	19,500	1,853
Gilead Sciences, Inc. (a)	147,185	15,834
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Puma Biotechnology, Inc. (a)	2,200	$ 573
Vertex Pharmaceuticals, Inc. (a)	35,800	3,350
		50,900
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	472,049	5,986
Covidien PLC	81,958	7,116
Edwards Lifesciences Corp. (a)	18,914	1,877
Medtronic, Inc.	41,800	2,669
Quidel Corp. (a)	23,000	543
The Cooper Companies, Inc.	23,028	3,754
		21,945
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	43,264	1,512
Cigna Corp.	63,882	6,043
HCA Holdings, Inc. (a)	81,107	5,663
Henry Schein, Inc. (a)	19,944	2,387
McKesson Corp.	48,982	9,553
		25,158
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	44,000	1,319
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	100,500	5,745
Thermo Fisher Scientific, Inc.	57,090	6,863
		12,608
Pharmaceuticals - 3.2%
AbbVie, Inc.	163,011	9,011
Actavis PLC (a)	41,419	9,401
Allergan, Inc.	24,600	4,027
Bristol-Myers Squibb Co.	153,094	7,754
Merck & Co., Inc.	90,844	5,461
Pfizer, Inc.	125,867	3,699
Roche Holding AG (participation certificate)	11,595	3,386
Salix Pharmaceuticals Ltd. (a)	15,485	2,464
Shire PLC	48,238	3,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	70,400	3,697
		52,830
TOTAL HEALTH CARE		164,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	101,814	$ 9,696
Meggitt PLC	462,400	3,620
TransDigm Group, Inc.	34,968	6,574
United Technologies Corp.	23,859	2,576
		22,466
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	6,090
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	92,397	2,787
Electrical Equipment - 1.3%
Acuity Brands, Inc.	43,686	5,412
AMETEK, Inc.	201,286	10,656
Hubbell, Inc. Class B	48,950	5,918
		21,986
Industrial Conglomerates - 1.5%
Danaher Corp.	169,492	12,985
Roper Industries, Inc.	74,213	11,174
		24,159
Machinery - 0.2%
Deere & Co.	43,000	3,616
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	135,228	8,680
WageWorks, Inc. (a)	7,222	298
		8,978
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	130,503	9,860
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	30,391	7,482
TOTAL INDUSTRIALS		107,424
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	132,509	3,311
Juniper Networks, Inc.	54,499	1,264
QUALCOMM, Inc.	127,979	9,739
		14,314
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	90,230	5,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.8%
58.com, Inc. ADR	20,090	$ 837
Benefitfocus, Inc.	15,800	522
ChannelAdvisor Corp. (a)	50,755	822
Cvent, Inc.	110,122	2,766
Demandware, Inc. (a)	26,550	1,411
eBay, Inc. (a)	73,700	4,090
Endurance International Group Holdings, Inc. (d)	75,029	1,010
Facebook, Inc. Class A (a)	84,013	6,286
Five9, Inc.	82,100	482
Google, Inc.:
Class A (a)	22,277	12,973
Class C (a)	36,977	21,136
Millennial Media, Inc.	9,695	18
NAVER Corp.	1,849	1,400
Opower, Inc. (d)	73,781	1,154
Wix.com Ltd. (a)	23,533	387
Yahoo!, Inc. (a)	141,902	5,465
Zoopla Property Group PLC (d)	282,500	1,178
		61,937
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	4,770	218
Fidelity National Information Services, Inc.	91,664	5,202
Lionbridge Technologies, Inc. (a)	47,939	222
Quindell PLC (d)	193,099	545
Sapient Corp. (a)	27,619	401
Total System Services, Inc.	69,300	2,180
Visa, Inc. Class A	19,344	4,111
		12,879
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	145,000	4,727
NVIDIA Corp.	122,300	2,379
NXP Semiconductors NV (a)	186,871	12,804
RF Micro Devices, Inc. (a)	57,800	721
		20,631
Software - 2.8%
Activision Blizzard, Inc.	29,900	704
Adobe Systems, Inc. (a)	69,754	5,015
Autodesk, Inc. (a)	49,100	2,634
CommVault Systems, Inc. (a)	30,476	1,680
Concur Technologies, Inc. (a)	3,567	358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Covisint Corp. (d)	22,100	$ 106
Fleetmatics Group PLC (a)	15,200	499
Imperva, Inc. (a)	52,700	1,534
Intuit, Inc.	22,700	1,888
Microsoft Corp.	352,336	16,007
Oracle Corp.	159,196	6,611
Qlik Technologies, Inc. (a)	19,000	536
salesforce.com, Inc. (a)	124,399	7,351
Xero Ltd. (l)	27,035	513
		45,436
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	414,652	42,500
Electronics for Imaging, Inc. (a)	34,954	1,539
Hewlett-Packard Co.	264,700	10,059
		54,098
TOTAL INFORMATION TECHNOLOGY		214,951
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	107,117	11,824
Cabot Corp.	15,528	851
Eastman Chemical Co.	36,174	2,983
Ecolab, Inc.	42,100	4,834
FMC Corp.	44,195	2,923
LyondellBasell Industries NV Class A	44,543	5,093
Methanex Corp.	17,400	1,163
Monsanto Co.	46,878	5,421
Potash Corp. of Saskatchewan, Inc.	60,589	2,128
Sigma Aldrich Corp.	26,552	2,761
W.R. Grace & Co. (a)	19,181	1,899
		41,880
Construction Materials - 0.2%
Eagle Materials, Inc.	5,500	561
Vulcan Materials Co.	31,125	1,973
		2,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	131,790	$ 1,686
Rock-Tenn Co. Class A	41,048	2,018
		3,704
Metals & Mining - 0.2%
Carpenter Technology Corp.	2,346	128
Freeport-McMoRan Copper & Gold, Inc.	21,300	775
Nucor Corp.	29,300	1,592
		2,495
TOTAL MATERIALS		50,613
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	27,300	1,119
inContact, Inc. (a)	76,417	700
Level 3 Communications, Inc. (a)	42,552	1,913
Verizon Communications, Inc.	368,398	18,354
		22,086
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	90,750	2,730
Telephone & Data Systems, Inc.	12,600	332
		3,062
TOTAL TELECOMMUNICATION SERVICES		25,148
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,800	2,298
Edison International	34,467	2,038
Exelon Corp.	88,000	2,941
NextEra Energy, Inc.	60,300	5,937
PPL Corp.	84,300	2,919
		16,133
Gas Utilities - 0.2%
National Fuel Gas Co.	36,636	2,800
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	6,400	257
NextEra Energy Partners LP	7,400	260
		517
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	79,130	$ 2,436
Multi-Utilities - 0.9%
Dominion Resources, Inc.	76,349	5,361
NiSource, Inc.	68,497	2,717
PG&E Corp.	39,275	1,826
Sempra Energy	45,009	4,770
		14,674
TOTAL UTILITIES		36,560
TOTAL COMMON STOCKS (Cost $898,787)		1,167,332
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (l)	16,802	206
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	71,950	525
TOTAL PREFERRED STOCKS (Cost $647)		731
Corporate Bonds - 7.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	88
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (e)	$ 231	$ 233
2.875% 3/10/21 (e)	900	916
		1,149
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	266
		302
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	693
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	312
COX Communications, Inc. 3.25% 12/15/22 (e)	136	134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	511
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	291
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	409
News America Holdings, Inc. 7.75% 12/1/45	621	927
News America, Inc.:
6.15% 3/1/37	235	285
6.15% 2/15/41	186	229
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	676
5.85% 5/1/17	104	116
6.75% 7/1/18	439	516
8.25% 4/1/19	700	881
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	616
		7,628
TOTAL CONSUMER DISCRETIONARY		9,079
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (e)	182	181
2.75% 4/1/23 (e)	191	186
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	285	299
		666
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	285
4% 12/5/23	282	297
		582
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	256
4% 1/31/24	212	221
4.25% 8/9/42	262	248
4.75% 5/5/21	300	334
5.375% 1/31/44	364	405
9.7% 11/10/18	325	422
Reynolds American, Inc.:
3.25% 11/1/22	187	183
4.75% 11/1/42	289	282
6.15% 9/15/43	143	167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	522
		3,066
TOTAL CONSUMER STAPLES		4,553
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	389
5.35% 3/15/20 (e)	1,027	1,135
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	385
5% 10/1/21	146	159
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	257
		2,353
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	767
Canadian Natural Resources Ltd. 3.8% 4/15/24	619	643
DCP Midstream Operating LP:
2.5% 12/1/17	168	172
2.7% 4/1/19	36	36
3.875% 3/15/23	104	106
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	446
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	114
3.9% 5/15/24 (e)	121	122
Enbridge Energy Partners LP 4.2% 9/15/21	438	469
EnLink Midstream Partners LP 2.7% 4/1/19	572	580
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	243
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	357	357
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 314
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	172
Petrobras Global Finance BV:
3% 1/15/19	64	63
3.25% 3/17/17	740	757
4.375% 5/20/23	596	588
4.875% 3/17/20	740	769
5.625% 5/20/43	569	552
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	1,302	1,373
5.75% 1/20/20	611	659
7.875% 3/15/19	399	465
Petroleos Mexicanos:
3.125% 1/23/19 (e)	58	60
3.5% 7/18/18	463	484
3.5% 1/30/23	285	282
4.875% 1/24/22	237	258
4.875% 1/18/24	131	143
4.875% 1/18/24 (e)	279	304
5.5% 1/21/21	369	415
5.5% 6/27/44	648	703
6% 3/5/20	85	98
6.375% 1/23/45 (e)	366	443
6.5% 6/2/41	661	806
Phillips 66 Co. 4.3% 4/1/22	338	366
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	228
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	456
The Williams Companies, Inc.:
3.7% 1/15/23	116	111
4.55% 6/24/24	1,055	1,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 441	$ 501
Williams Partners LP 4.3% 3/4/24	278	291
		17,778
TOTAL ENERGY		20,131
FINANCIALS - 4.0%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	600	615
6.5% 6/10/19 (e)	129	145
Bank of America Corp.:
2.6% 1/15/19	448	452
3.3% 1/11/23	947	939
3.875% 3/22/17	1,060	1,125
4.1% 7/24/23	352	368
4.2% 8/26/24	474	481
5.65% 5/1/18	205	231
5.75% 12/1/17	615	690
5.875% 1/5/21	170	198
6.5% 8/1/16	300	330
Bank of America NA 5.3% 3/15/17	420	458
Barclays Bank PLC 2.5% 2/20/19	200	203
Capital One NA 2.95% 7/23/21	541	542
Citigroup, Inc.:
1.3% 11/15/16	568	570
2.5% 7/29/19	798	801
3.953% 6/15/16	397	417
4.05% 7/30/22	151	156
4.75% 5/19/15	544	560
5.3% 5/6/44	751	806
5.5% 9/13/25	142	159
6.125% 5/15/18	212	243
Credit Suisse AG 6% 2/15/18	664	750
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp 8.25% 3/1/38	94	141
HBOS PLC 6.75% 5/21/18 (e)	180	206
HSBC Holdings PLC 4.25% 3/14/24	200	208
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc. 1.625% 1/16/18	$ 314	$ 315
Huntington Bancshares, Inc. 7% 12/15/20	97	117
JPMorgan Chase & Co.:
1.625% 5/15/18	720	716
2% 8/15/17	300	305
3.15% 7/5/16	430	447
3.25% 9/23/22	503	506
4.25% 10/15/20	182	197
4.35% 8/15/21	601	652
4.5% 1/24/22	134	147
4.625% 5/10/21	179	198
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	282
KeyBank NA 5.45% 3/3/16	294	314
Marshall & Ilsley Bank 5% 1/17/17	259	277
Regions Bank:
6.45% 6/26/37	652	777
7.5% 5/15/18	1,282	1,513
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	76
7.75% 11/10/14	229	232
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	757	772
6% 12/19/23	490	533
6.1% 6/10/23	470	513
6.125% 12/15/22	694	759
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,210
3.676% 6/15/16	160	168
4.48% 1/16/24	30	32
		24,406
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	152
BlackRock, Inc. 3.5% 3/18/24	900	922
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	896
2.9% 7/19/18	526	541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 96	$ 108
5.625% 1/15/17	500	547
5.95% 1/18/18	32	36
6% 6/15/20	600	698
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
2.375% 7/23/19	796	794
3.75% 2/25/23	438	450
4.875% 11/1/22	365	394
5% 11/24/25	93	100
5.45% 1/9/17	480	526
5.75% 1/25/21	268	311
6.625% 4/1/18	600	695
		9,534
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	473
5.2% 4/27/22	42	47
6.45% 6/12/17	1,019	1,148
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	240
1.7% 5/9/16	561	567
2.875% 10/1/18	400	412
General Electric Capital Corp.:
1% 12/11/15	289	291
2.95% 5/9/16	185	192
3.5% 6/29/15	192	197
4.625% 1/7/21	378	423
4.65% 10/17/21	154	173
6% 8/7/19	1,000	1,178
Hyundai Capital America:
1.45% 2/6/17 (e)	476	476
1.625% 10/2/15 (e)	122	123
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (e)	$ 92	$ 93
2.125% 10/2/17 (e)	134	136
2.875% 8/9/18 (e)	163	168
Synchrony Financial:
1.875% 8/15/17	95	96
3% 8/15/19	140	142
3.75% 8/15/21	211	215
4.25% 8/15/24	213	218
		7,008
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
3.814% 2/10/24	359	377
4.5% 10/1/20	173	191
4.742% 3/11/21	300	336
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	384
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	219
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	159
		1,767
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
2.3% 7/16/19	188	189
4.875% 6/1/22	107	120
5.6% 10/18/16	318	348
Aon Corp.:
3.125% 5/27/16	376	390
3.5% 9/30/15	151	156
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	466
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	465
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 233	$ 260
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	107	123
MetLife, Inc.:
3.048% 12/15/22	313	314
4.368% 9/15/23	305	332
4.75% 2/8/21	137	154
6.75% 6/1/16	290	320
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	224
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	320
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	470
6% 2/10/20 (e)	409	470
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
4.75% 9/17/15	500	521
6.2% 11/15/40	134	170
7.375% 6/15/19	120	148
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	41
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	309
5.75% 8/15/42	458	548
7.125% 9/30/16	19	21
		8,145
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	450
Camden Property Trust:
2.95% 12/15/22	135	132
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 322
DDR Corp.:
4.75% 4/15/18	313	339
7.5% 4/1/17	203	232
9.625% 3/15/16	106	120
Developers Diversified Realty Corp. 4.625% 7/15/22	247	265
Duke Realty LP:
3.625% 4/15/23	180	179
3.875% 10/15/22	310	318
4.375% 6/15/22	207	219
5.95% 2/15/17	57	63
6.5% 1/15/18	285	324
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	402
5.375% 10/15/15	47	49
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	209
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	133
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	123	127
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	72
Simon Property Group LP 4.125% 12/1/21	229	249
Weingarten Realty Investors 3.375% 10/15/22	68	68
		5,662
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	132	132
3.85% 4/15/16	390	408
4.25% 7/15/22	163	170
6.125% 4/15/20	126	146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 364
4.95% 4/15/18	281	304
5.7% 5/1/17	1,000	1,094
6% 4/1/16	86	92
7.5% 5/15/15	44	46
Digital Realty Trust LP:
4.5% 7/15/15	172	176
5.25% 3/15/21	201	220
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	599
4.75% 7/15/20	265	296
5.375% 8/1/16	117	127
5.75% 6/15/17	567	635
Essex Portfolio LP 5.5% 3/15/17	113	124
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	186
4.4% 2/15/24	418	442
4.75% 10/1/20	394	427
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	387
4.5% 4/18/22	108	110
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	101
Reckson Operating Partnership LP 6% 3/31/16	114	122
Regency Centers LP 5.25% 8/1/15	124	129
Tanger Properties LP:
3.875% 12/1/23	160	164
6.125% 6/1/20	478	557
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 229
4% 4/30/19	114	122
		9,360
TOTAL FINANCIALS		65,882
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	401	401
		779
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	178	175
Express Scripts Holding Co. 4.75% 11/15/21	458	509
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	278
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	58
2.875% 3/15/23	463	459
WellPoint, Inc. 3.3% 1/15/23	172	172
		1,690
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	105
		273
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	360
2.9% 11/6/22	368	362
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18 (e)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	138
		1,358
TOTAL HEALTH CARE		4,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	362
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	11
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		33
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	387	391
4.75% 3/1/20	338	360
		751
TOTAL INDUSTRIALS		1,146
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	75
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		87
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 367
4.25% 11/15/20	186	203
		570
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	377
4.25% 7/17/42 (e)	200	189
5.625% 10/18/43 (e)	454	524
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	362
Vale Overseas Ltd.:
4.375% 1/11/22	200	209
6.25% 1/23/17	503	560
		2,221
TOTAL MATERIALS		2,807
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.3% 1/15/38	398	497
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	76
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	260
7.995% 6/1/36	175	197
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
4.5% 9/15/20	1,100	1,209
5.012% 8/21/54 (e)	1,422	1,485
6.25% 4/1/37	187	231
6.4% 9/15/33	346	437
6.55% 9/15/43	1,418	1,828
		7,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 283
3.125% 7/16/22	255	253
		536
TOTAL TELECOMMUNICATION SERVICES		7,624
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	138
Dayton Power & Light Co. 1.875% 9/15/16	119	121
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	321
6.4% 9/15/20 (e)	569	673
Edison International 3.75% 9/15/17	226	240
FirstEnergy Corp.:
2.75% 3/15/18	481	486
4.25% 3/15/23	648	653
7.375% 11/15/31	411	499
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	258
3.75% 11/15/20	49	52
Monongahela Power Co. 4.1% 4/15/24 (e)	131	140
Nevada Power Co. 6.5% 5/15/18	165	192
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	424
NV Energy, Inc. 6.25% 11/15/20	115	137
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
PPL Capital Funding, Inc. 3.4% 6/1/23	207	209
		5,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 131
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	365
		496
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5341% 9/30/66 (h)	635	587
7.5% 6/30/66 (h)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	520
2% 11/15/18	403	403
National Grid PLC 6.3% 8/1/16	183	201
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	390
5.45% 9/15/20	468	533
5.8% 2/1/42	199	231
5.95% 6/15/41	396	472
6.4% 3/15/18	58	67
6.8% 1/15/19	677	803
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	537
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	385
2.875% 10/1/22	154	153
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21	22
		6,433
TOTAL UTILITIES		12,681
TOTAL NONCONVERTIBLE BONDS		128,090
TOTAL CORPORATE BONDS (Cost $119,601)		128,178
U.S. Treasury Obligations - 7.6%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 10/30/14 to 11/13/14 (g)	$ 960	$ 960
U.S. Treasury Bonds:
3.125% 8/15/44	3,540	3,573
3.375% 5/15/44	4,010	4,246
3.625% 8/15/43	4,194	4,646
3.625% 2/15/44	3,843	4,258
U.S. Treasury Notes:
0.5% 7/31/17	2,063	2,037
0.75% 2/28/18	16,980	16,713
0.875% 4/30/17	9	9
0.875% 5/15/17	5,000	5,005
0.875% 1/31/18	9,947	9,848
0.875% 7/31/19	5,971	5,756
1% 5/31/18	5,583	5,521
1.25% 10/31/18	22,092	21,919
1.375% 7/31/18	7,186	7,190
1.375% 9/30/18	5,036	5,028
1.625% 6/30/19	11,874	11,884
2% 5/31/21	5,930	5,923
2.25% 3/31/21	6,205	6,305
2.375% 8/15/24	3,180	3,189
2.5% 5/15/24	444	450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,325)		124,460
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.6%
2.053% 6/1/36 (h)	8	9
2.458% 7/1/37 (h)	17	19
2.542% 6/1/42 (h)	48	49
2.949% 11/1/40 (h)	23	24
2.982% 9/1/41 (h)	26	27
3% 1/1/43 to 8/1/43	1,376	1,371
3.083% 10/1/41 (h)	16	17
3.23% 7/1/41 (h)	44	46
3.326% 10/1/41 (h)	21	22
3.5% 8/1/42 to 8/1/43	5,848	6,012
3.5% 9/1/44 (f)	400	412
3.5% 9/1/44 (f)	200	206
3.553% 7/1/41 (h)	44	47
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/40 to 12/1/43	$ 660	$ 702
4% 9/1/44 (f)	100	106
4% 10/1/44 (f)	100	106
4.5% 12/1/23 to 12/1/43	604	653
4.5% 10/1/44 (f)	300	323
6% 11/1/35 to 8/1/37	380	431
TOTAL FANNIE MAE		10,582
Freddie Mac - 0.2%
3.068% 10/1/35 (h)	20	21
3.237% 4/1/41 (h)	32	33
3.237% 9/1/41 (h)	26	28
3.28% 6/1/41 (h)	35	37
3.469% 5/1/41 (h)	36	38
3.5% 6/1/42 to 10/1/43	2,630	2,699
3.637% 6/1/41 (h)	42	45
3.677% 5/1/41 (h)	37	39
4% 11/1/43	100	106
4.5% 3/1/44	188	203
5% 11/1/40	262	289
TOTAL FREDDIE MAC		3,538
Ginnie Mae - 0.1%
3% 6/20/42	101	102
3% 9/1/44 (f)	100	101
3% 9/1/44 (f)	100	101
4% 9/20/40 to 1/20/41	279	298
5.5% 6/15/35	123	138
TOTAL GINNIE MAE		740
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,715)		14,860
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (h)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (h)	$ 3	$ 2
Series 2004-R2 Class M3, 0.98% 4/25/34 (h)	4	3
Series 2005-R2 Class M1, 0.605% 4/25/35 (h)	24	24
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (h)	2	2
Series 2004-W11 Class M2, 1.205% 11/25/34 (h)	25	24
Series 2004-W7 Class M1, 0.98% 5/25/34 (h)	27	26
Series 2006-W4 Class A2C, 0.315% 5/25/36 (h)	54	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.98% 4/25/34 (h)	85	78
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	363
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (h)	82	55
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	32	32
Series 2013-2A Class A, 1.75% 11/15/17 (e)	201	202
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (h)	4	3
Series 2004-4 Class M2, 0.95% 6/25/34 (h)	10	9
Series 2004-7 Class AF5, 5.868% 1/25/35	128	131
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (h)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (h)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (h)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (h)	43	36
Class M4, 1.175% 1/25/35 (h)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(h)	69	59
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(h)	2	2
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(h)	26	25
Class B, 0.435% 11/15/34 (e)(h)	10	9
Class C, 0.535% 11/15/34 (e)(h)	16	14
Class D, 0.905% 11/15/34 (e)(h)	6	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.445% 8/25/33 (h)	$ 23	$ 22
Series 2003-5 Class A2, 0.855% 12/25/33 (h)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (h)	56	35
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (h)	37	37
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (h)	11	11
Series 2006-A Class 2C, 1.3839% 3/27/42 (h)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (h)	21	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (h)	3	3
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (h)	26	24
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (h)	45	43
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (h)	3	2
Series 2005-NC1 Class M1, 0.815% 1/25/35 (h)	18	17
Series 2005-NC2 Class B1, 1.91% 3/25/35 (h)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (h)	65	60
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (h)	24	22
Class M4, 2.33% 9/25/34 (h)	31	19
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (h)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (h)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (h)	42	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (h)	41	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (h)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (h)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(h)	60	27
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(h)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $2,371)		2,798
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (h)	$ 60	$ 60
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (h)	26	26
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (e)(h)	274	271
Class C2, 1.3555% 12/20/54 (e)(h)	271	266
Series 2006-2:
Class A4, 0.2355% 12/20/54 (h)	78	76
Class C1, 1.0955% 12/20/54 (h)	242	235
Series 2006-3:
Class A3, 0.2355% 12/20/54 (h)	37	36
Class A7, 0.3555% 12/20/54 (h)	43	42
Class C2, 1.1555% 12/20/54 (h)	50	49
Series 2006-4:
Class A4, 0.2555% 12/20/54 (h)	125	124
Class B1, 0.3355% 12/20/54 (h)	169	164
Class C1, 0.9155% 12/20/54 (h)	103	99
Class M1, 0.4955% 12/20/54 (h)	44	43
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (h)	84	80
Class 1M1, 0.4555% 12/20/54 (h)	54	52
Class 2A1, 0.2955% 12/20/54 (h)	98	98
Class 2C1, 1.0155% 12/20/54 (h)	38	37
Class 2M1, 0.6555% 12/20/54 (h)	70	68
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (h)	97	94
Class 3A1, 0.335% 12/17/54 (h)	20	20
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (h)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (h)	52	44
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (h)	23	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (h)	35	32
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (h)	60	58
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.507% 6/10/35 (e)(h)	12	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (h)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (h)	8	8
TOTAL PRIVATE SPONSOR		2,133
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	5	5
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,014)		2,138
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (h)(j)	24	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (h)	21	21
Series 2006-3 Class A4, 5.889% 7/10/44	313	334
Series 2006-5 Class A2, 5.317% 9/10/47	119	119
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	852	918
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	233	237
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-3:
Class A3, 5.5647% 6/10/49 (h)	90	90
Class A4, 5.5647% 6/10/49 (h)	156	170
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	294
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(h)	2	2
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(h)	42	37
Class B1, 1.555% 1/25/36 (e)(h)	2	0*
Class M1, 0.605% 1/25/36 (e)(h)	13	8
Class M2, 0.625% 1/25/36 (e)(h)	4	2
Class M3, 0.655% 1/25/36 (e)(h)	6	3
Class M4, 0.765% 1/25/36 (e)(h)	3	2
Class M5, 0.805% 1/25/36 (e)(h)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.855% 1/25/36 (e)(h)	$ 3	$ 1
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(h)	3	0*
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(h)	24	17
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(h)	25	21
Class A2, 0.475% 7/25/37 (e)(h)	23	17
Class M1, 0.525% 7/25/37 (e)(h)	8	2
Class M2, 0.565% 7/25/37 (e)(h)	4	1
Class M3, 0.645% 7/25/37 (e)(h)	4	0*
Class M4, 0.805% 7/25/37 (e)(h)	0*	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(h)	26	19
Class M1, 0.465% 7/25/37 (e)(h)	5	3
Class M2, 0.495% 7/25/37 (e)(h)	5	3
Class M3, 0.525% 7/25/37 (e)(h)	8	3
Class M4, 0.655% 7/25/37 (e)(h)	12	3
Class M5, 0.755% 7/25/37 (e)(h)	6	1
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(h)	9	2
Class M2, 1.202% 9/25/37 (e)(h)	8	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(h)(j)	231	10
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(h)	7	8
Class J, 0.855% 3/15/22 (e)(h)	25	24
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (h)	44	48
Series 2006-T22 Class A4, 5.5723% 4/12/38 (h)	9	9
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(h)(j)	3,806	18
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(h)(j)	2,337	5
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(h)	21	20
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(h)(j)	158	1
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	49	49
Class A4, 5.322% 12/11/49	2,380	2,566
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 84	$ 81
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(h)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (h)	279	298
Series 2004-LB4A Class A5, 4.84% 10/15/37	149	149
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(h)	268	263
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (h)(j)	3	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(h)(j)	0*	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(h)	2	2
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	115	14
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,287
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(h)(j)	7	0*
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (h)	445	473
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(h)(j)	1,060	0*
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	80	86
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	102
Class DFX, 4.4065% 11/5/30 (e)	765	783
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(h)	6	6
Class F, 0.485% 11/15/18 (e)(h)	14	14
Class G, 0.515% 11/15/18 (e)(h)	13	12
Class H, 0.655% 11/15/18 (e)(h)	10	9
Series 2014-BXH:
Class C, 1.806% 4/15/27 (e)(h)	130	130
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class D, 2.406% 4/15/27 (e)(h)	$ 277	$ 277
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	490	525
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	256
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	834	896
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	33
Series 2007-CB18 Class A4, 5.44% 6/12/47	69	74
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (h)	1,130	1,236
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (h)	7	7
Class A4, 5.805% 6/15/49 (h)	790	859
Series 2007-LDPX Class A3, 5.42% 1/15/49	525	568
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (h)	700	746
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	6	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (h)	58	64
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	544	589
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	89	94
Series 2007-C7:
Class A3, 5.866% 9/15/45	442	492
Class XCP, 0.2789% 9/15/45 (h)(j)	4,227	3
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(h)	65	62
Series 2007-C1 Class A4, 5.8385% 6/12/50 (h)	354	391
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (h)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	40	43
Class ASB, 5.133% 12/12/49 (h)	25	26
Series 2007-5 Class A4, 5.378% 8/12/48	61	66
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	550	597
Series 2007-7 Class A4, 5.7432% 6/12/50 (h)	263	287
Series 2006-4 Class XP, 0.6181% 12/12/49 (h)(j)	743	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (h)	$ 75	$ 23
Series 2007-7 Class B, 5.7432% 6/12/50 (h)	7	0*
Series 2007-8 Class A3, 5.8831% 8/12/49 (h)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(h)	16	15
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(h)	43	43
Class D, 0.345% 10/15/20 (e)(h)	30	30
Class E, 0.405% 10/15/20 (e)(h)	38	37
Class F, 0.455% 10/15/20 (e)(h)	23	22
Class G, 0.495% 10/15/20 (e)(h)	28	27
Class H, 0.585% 10/15/20 (e)(h)	18	16
Class J, 0.735% 10/15/20 (e)(h)	10	8
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8	8
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (h)	19	20
Series 2006-T23 Class A3, 5.8054% 8/12/41 (h)	33	33
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (h)	232	235
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	113	123
Class B, 5.722% 4/15/49 (h)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	668	853
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(h)	40	39
Class J, 0.755% 9/15/21 (e)(h)	18	17
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(h)	168	162
Class LXR1, 0.855% 6/15/20 (e)(h)	9	9
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	328	352
Series 2006-C29 Class A1A, 5.297% 11/15/48	287	311
Series 2007-C30 Class A5, 5.342% 12/15/43	540	584
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,149
Series 2007-C32 Class A3, 5.7453% 6/15/49 (h)	147	160
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (h)	1,100	1,193
Class A5, 5.9414% 2/15/51 (h)	50	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 75	$ 76
Series 2005-C22:
Class B, 5.3703% 12/15/44 (h)	166	166
Class F, 5.3703% 12/15/44 (e)(h)	125	34
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	408	438
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	701	756
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	174	174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,161)		24,580
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	103
7.3% 10/1/39	535	774
7.5% 4/1/34	465	680
7.6% 11/1/40	895	1,373
7.625% 3/1/40	150	228
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	87
Series 2010 C1, 7.781% 1/1/35	395	481
Series 2012 B, 5.432% 1/1/42	105	99
6.314% 1/1/44	515	546
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	37
5.1% 6/1/33	1,785	1,772
Series 2010, 4.421% 1/1/15	260	263
Series 2010-1, 6.63% 2/1/35	320	356
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	534
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.365% 3/1/17	15	16
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 315	$ 349
5.877% 3/1/19	765	856
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	117
TOTAL MUNICIPAL SECURITIES (Cost $8,634)		9,189
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	375
5.75% 9/26/23 (e)	332	361
Brazilian Federative Republic:
4.25% 1/7/25	355	369
5.625% 1/7/41	400	450
United Mexican States:
4% 10/2/23	804	852
4.75% 3/8/44	352	369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,776
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	598	600
Fifth Third Bank 4.75% 2/1/15	250	254
TOTAL BANK NOTES (Cost $848)		854
Fixed-Income Funds - 7.0%
	Shares
Fidelity High Income Central Fund 2 (i)	311,931	36,948
Fidelity Mortgage Backed Securities Central Fund (i)	727,750	78,954
TOTAL FIXED-INCOME FUNDS (Cost $107,277)		115,902
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	48,907,045	$ 48,907
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,849,809	10,850
TOTAL MONEY MARKET FUNDS (Cost $59,757)		59,757
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,362,754)		1,653,555
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,419)
NET ASSETS - 100%		$ 1,647,136
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44	$ (100)	$ (100)
4% 9/1/44	(100)	(106)
4.5% 9/1/44	(300)	(324)
TOTAL FANNIE MAE		(530)
Freddie Mac
3.5% 9/1/44	(600)	(616)
Ginnie Mae
3% 9/1/44	(100)	(101)
3% 9/1/44	(100)	(101)
TOTAL GINNIE MAE		(202)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,342)		$ (1,348)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
197 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 19,714	$ 717

The face value of futures purchased as a percentage of net assets is 1.2%
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 16	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,555,000 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,467,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity High Income Central Fund 2	2,121
Fidelity Mortgage Backed Securities Central Fund	2,066
Fidelity Securities Lending Cash Central Fund	58
Total	$ 4,293
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 4,124	$ -	$ 36,948	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	5,572	14,235	78,954	0.7%
Total	$ 116,740	$ 9,696	$ 14,235	$ 115,902
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,379	$ 148,631	$ -	$ 748
Consumer Staples	112,589	109,545	3,044	-
Energy	120,905	118,726	2,179	-
Financials	185,528	185,528	-	-
Health Care	164,760	157,444	7,316	-
Industrials	107,424	107,424	-	-
Information Technology	215,157	214,420	531	206
Materials	50,613	50,613	-	-
Telecommunication Services	25,148	25,148	-	-
Utilities	36,560	36,560	-	-
Corporate Bonds	128,178	-	128,178	-
U.S. Government and Government Agency Obligations	124,460	-	124,460	-
U.S. Government Agency - Mortgage Securities	14,860	-	14,860	-
Asset-Backed Securities	2,798	-	2,771	27
Collateralized Mortgage Obligations	2,138	-	2,127	11
Commercial Mortgage Securities	24,580	-	24,557	23
Municipal Securities	9,189	-	9,189	-
Foreign Government and Government Agency Obligations	2,776	-	2,776	-
Bank Notes	854	-	854	-
Fixed-Income Funds	115,902	115,902	-	-
Money Market Funds	59,757	59,757	-	-
Total Investments in Securities:	$ 1,653,555	$ 1,329,698	$ 322,842	$ 1,015
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 717	$ 717	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 702	$ 717	$ (15)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,348)	$ -	$ (1,348)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (15)
Equity Risk
Futures Contracts (a)	717	-
Total Value of Derivatives	$ 717	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.3%
BBB	6.5%
BB	1.0%
B	1.4%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.1%
Equities	70.9%
Short-Term Investments and Net Other Assets	3.0%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,593) - See accompanying schedule: Unaffiliated issuers (cost $1,195,720)	$ 1,477,896
Fidelity Central Funds (cost $167,034)	175,659
Total Investments (cost $1,362,754)		$ 1,653,555
Cash		23
Foreign currency held at value (cost $13)		13
Receivable for investments sold, regular delivery		8,507
Receivable for TBA sale commitments		1,342
Receivable for fund shares sold		2,021
Dividends receivable		1,847
Interest receivable		2,222
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin for derivative instruments		46
Other receivables		46
Total assets		1,669,637

Liabilities
Payable for investments purchased Regular delivery	$ 6,137
Delayed delivery	1,349
TBA sale commitments, at value	1,348
Payable for fund shares redeemed	1,216
Bi-lateral OTC swaps, at value	15
Accrued management fee	537
Distribution and service plan fees payable	605
Other affiliated payables	309
Other payables and accrued expenses	135
Collateral on securities loaned, at value	10,850
Total liabilities		22,501

Net Assets		$ 1,647,136
Net Assets consist of:
Paid in capital		$ 1,287,569
Undistributed net investment income		2,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,492
Net Assets		$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($366,147 ÷ 18,215.2 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($960,060 ÷ 47,347.4 shares)	$ 20.28

Maximum offering price per share (100/96.50 of $20.28)	$ 21.02
Class B: Net Asset Value and offering price per share ($10,747 ÷ 534.4 shares)A	$ 20.11

Class C: Net Asset Value and offering price per share ($160,065 ÷ 8,007.1 shares)A	$ 19.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,599 ÷ 6,052.9 shares)	$ 20.42

Class Z: Net Asset Value, offering price and redemption price per share ($26,518 ÷ 1,298.7 shares)	$ 20.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 18,070
Interest (including $1 from security lending)		9,586
Income from Fidelity Central Funds		4,293
Total income		31,949

Expenses
Management fee	$ 5,995
Transfer agent fees	2,871
Distribution and service plan fees	6,794
Accounting and security lending fees	598
Custodian fees and expenses	105
Independent trustees' compensation	7
Registration fees	142
Audit	110
Legal	8
Miscellaneous	12
Total expenses before reductions	16,642
Expense reductions	(50)	16,592
Net investment income (loss)		15,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,065
Fidelity Central Funds	(94)
Foreign currency transactions	(3)
Futures contracts	3,039
Swaps	(45)
Total net realized gain (loss)		98,962
Change in net unrealized appreciation (depreciation) on: Investment securities	135,593
Assets and liabilities in foreign currencies	(3)
Futures contracts	570
Swaps	43
Delayed delivery commitments	(26)
Total change in net unrealized appreciation (depreciation)		136,177
Net gain (loss)		235,139
Net increase (decrease) in net assets resulting from operations		$ 250,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,357	$ 13,390
Net realized gain (loss)	98,962	72,815
Change in net unrealized appreciation (depreciation)	136,177	36,132
Net increase (decrease) in net assets resulting from operations	250,496	122,337
Distributions to shareholders from net investment income	(15,035)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(71,910)	(12,715)
Share transactions - net increase (decrease)	162,208	50,238
Total increase (decrease) in net assets	340,794	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $2,503 and undistributed net investment income of $2,958, respectively)	$ 1,647,136	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) C	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	3.03	1.52	1.48	1.55	.70
Total from investment operations	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.00)	(.21)	(.24)	(.24)	(.26) G
Net asset value, end of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total Return A,B	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets D,F
Expenses before reductions	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	3.05	1.54	1.49	1.56	.72
Total from investment operations	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.95) H	(.17)	(.21)	(.21)	(.23) G
Net asset value, end of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total Return A,B	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets D,F
Expenses before reductions	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rate E	79%	124%	124%	146% I	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) C	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	3.03	1.52	1.47	1.54	.71
Total from investment operations	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.83)	(.06)	(.10)	(.11)	(.15) G
Net asset value, end of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total Return A,B	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) C	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	3.01	1.52	1.46	1.55	.71
Total from investment operations	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(.87)	(.09)	(.12)	(.13)	(.16) G
Net asset value, end of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total Return A,B	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rate E	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	3.06	1.55	1.49	1.57	.72
Total from investment operations	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)
Total distributions	(1.04) G	(.26)	(.29)	(.28)	(.30) F
Net asset value, end of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnA	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rate D	79%	124%	124%	146% H	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended August 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.32	.01
Net realized and unrealized gain (loss)	3.06	(.46)
Total from investment operations	3.38	(.45)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(.77)	-
Total distributions	(1.07) I	-
Net asset value, end of period	$ 20.42	$ 18.11
Total Return B,C	19.40%	(2.42)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.52%A
Net investment income (loss)	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,518	$ 98
Portfolio turnover rate F	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 294,550
Gross unrealized depreciation	(12,000)
Net unrealized appreciation (depreciation) on securities	$ 282,550

Tax Cost	$ 1,371,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 26,045
Undistributed long-term capital gain	$ 51,033
Net unrealized appreciation (depreciation) on securities and other investments	$ 282,524

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 20,678	$ 12,715
Long-term Capital Gains	51,232	-
Total	$ 71,910	$ 12,715

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (45)	$ 43
Equity Risk
Futures Contracts	3,039	570
Totals (a)	$ 2,994	$ 613

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $871,487 and $794,299, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 804	$ 25
Class T	.25%	.25%	4,532	19
Class B	.75%	.25%	118	89
Class C	.75%	.25%	1,340	275
			$ 6,794	$ 408

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 160
Class T	44
Class B*	8
Class C*	23
$ 235

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 659.20
Class T	1,666.18
Class B	34.29
Class C	286.21
Institutional Class	223.19
Class Z	3.05
	$ 2,871

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $921. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $58 (including $5 from securities loaned to FCM).

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,866	$ 3,147
Class T	8,717	7,824
Class B	39	52
Class C	701	447
Institutional Class	1,632	1,245
Class Z	80	-
Total	$ 15,035	$ 12,715

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,619	3,876	$ 106,689	$ 66,780
Reinvestment of distributions	819	176	14,945	2,976
Shares redeemed	(3,372)	(4,158)	(64,162)	(70,968)
Net increase (decrease)	3,066	(106)	$ 57,472	$ (1,212)
Class T
Shares sold	10,824	11,028	$ 206,801	$ 191,060
Reinvestment of distributions	2,330	442	42,769	7,519
Shares redeemed	(11,440)	(10,672)	(218,867)	(185,185)
Net increase (decrease)	1,714	798	$ 30,703	$ 13,394
Class B
Shares sold	48	91	$ 932	$ 1,597
Reinvestment of distributions	28	3	499	47
Shares redeemed	(249)	(330)	(4,713)	(5,668)
Net increase (decrease)	(173)	(236)	$ (3,282)	$ (4,024)
Class C
Shares sold	3,067	1,878	$ 57,908	$ 32,570
Reinvestment of distributions	280	24	5,062	408
Shares redeemed	(1,247)	(897)	(23,564)	(15,312)
Net increase (decrease)	2,100	1,005	$ 39,406	$ 17,666
Institutional Class
Shares sold	4,018	3,287	$ 77,571	$ 57,536
Reinvestment of distributions	308	70	5,707	1,210
Shares redeemed	(3,655)	(1,941)	(70,640)	(34,432)
Net increase (decrease)	671	1,416	$ 12,638	$ 24,314

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013 A	2014	2013 A
Class Z
Shares sold	1,348	5	$ 26,331	$ 100
Reinvestment of distributions	4	-	84	-
Shares redeemed	(58)	-	(1,144)	-
Net increase (decrease)	1,294	5	$ 25,271	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class Z	10/13/2014	10/10/2014	$0.062	$0.915

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $61,390,488, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,752,970 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class Z designates 51%, 35%, 100% and 100% of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 53%, 40%, 100% and 100%; of the dividends distributed in October 2013, December 2013, April 2014, and July 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in April 2013 and June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGZ-UANN-1014
1.969411.101

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$81,000	$-	$7,000	$900

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$81,000	$-	$6,800	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$740,000	$765,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
Deloitte Entities	$1,860,000	$1,985,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014